UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-06367

                           Gabelli Equity Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                             Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Equity Income Fund	Mario J. Gabelli, CFA Portfolio Manager
Semiannual Report — March 31, 2014

Morningstar® rated The Gabelli Equity Income Fund Class AAA Shares 4 stars overall, 3 stars for the three year period, 4 stars for the five year period, and 5 stars for the ten year period ended March 31, 2014 among 1,361, 1,361, 1,219, and 806 Large Blend funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

To Our Shareholders,

For the six months ended March 31, 2014, the net asset value (“NAV”) per Class AAA Share of The Gabelli Equity Income Fund increased 10.4% compared with an increase of 12.5% for the Standard & Poor’s (“S&P”) 500 Index. See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of March 31, 2014.

Comparative Results

Average Annual Returns through March 31, 2014 (a)(b) (Unaudited)
	Six Months	1 Year	5 Year	10 Year	Since Inception (01/02/92)
Class AAA (GABEX)	10.43%	17.90%	20.74%	8.54%	10.65%
S&P 500 Index	12.51	21.86	21.16	7.42	9.17(e)
Nasdaq Composite Index	12.04	30.01	23.83	8.94	9.25(e)
Lipper Equity Income Fund Average	11.20	18.76	19.84	7.14	8.54
Class A (GCAEX)	10.46	17.92	20.73	8.53	10.64
With sales charge (c)	4.11	11.14	19.31	7.89	10.35
Class C (GCCEX)	10.05	17.06	19.86	7.74	10.27
With contingent deferred sales charge (d)	9.05	16.06	19.86	7.74	10.27
Class I (GCIEX)	10.60	18.23	21.03	8.72	10.73

In the current prospectuses dated January 28, 2014, the expense ratios for Class AAA, A, C, and I Shares are 1.39%, 1.39%, 2.14%, and 1.14%, respectively. See page 12 for the expense ratios for the six months ended March 31, 2014. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Nasdaq Composite Index is an unmanaged indicator of stock market performance. The Lipper Equity Income Fund Average includes the 30 largest equity funds in this category tracked by Lipper, Inc. Dividends are considered reinvested, except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(e)	S&P 500 Index and Nasdaq Composite Index since inception performance is as of December 31, 1991.

The Gabelli Equity Income Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from October 1, 2013 through March 31, 2014	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/13	Ending Account Value 03/31/14	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Equity Income Fund
Actual Fund Return
Class AAA	$1,000.00	$1,104.30	1.37%	$ 7.19
Class A	$1,000.00	$1,104.60	1.37%	$ 7.19
Class C	$1,000.00	$1,100.50	2.12%	$11.10
Class I	$1,000.00	$1,106.00	1.12%	$ 5.88
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.10	1.37%	$ 6.89
Class A	$1,000.00	$1,018.10	1.37%	$ 6.89
Class C	$1,000.00	$1,014.36	2.12%	$10.65
Class I	$1,000.00	$1,019.35	1.12%	$ 5.64
*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

2

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2014:

The Gabelli Equity Income Fund

Financial Services	14.6%
Health Care	12.8%
Food and Beverage	11.6%
Retail	7.3%
Energy and Utilities: Oil	4.9%
Diversified Industrial	4.2%
Consumer Products	3.3%
Aerospace	3.2%
Telecommunications	3.2%
Automotive: Parts and Accessories	2.7%
U.S. Government Obligations	2.4%
Energy and Utilities: Services	2.3%
Energy and Utilities: Integrated	2.2%
Specialty Chemicals	1.9%
Entertainment	1.9%
Energy and Utilities: Natural Gas	1.8%
Computer Hardware	1.7%
Electronics	1.5%
Computer Software and Services	1.5%
Metals and Mining	1.5%
Automotive	1.4%
Machinery	1.2%

Equipment and Supplies	1.2%
Hotels and Gaming	1.1%
Broadcasting	0.9%
Wireless Communications	0.8%
Energy and Utilities: Electric	0.8%
Cable and Satellite	0.8%
Agriculture	0.8%
Business Services	0.8%
Communications Equipment	0.7%
Real Estate Investment Trusts	0.6%
Building and Construction	0.5%
Transportation	0.4%
Aviation: Parts and Services	0.3%
Environmental Services	0.3%
Energy and Utilities: Water	0.3%
Consumer Services	0.2%
Paper and Forest Products	0.1%
Real Estate	0.1%
Publishing	0.0%
Other Assets and Liabilities (Net)	0.2%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

3

The Gabelli Equity Income Fund

Schedule of Investments — March 31, 2014 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 97.0%
	Aerospace — 3.2%
88,000	Exelis Inc.	$1,060,962	$1,672,880
2,000	Lockheed Martin Corp.	47,350	326,480
10,000	Raytheon Co.	279,200	987,900
286,000	Rockwell Automation Inc.	12,912,138	35,621,300
2,000	Rockwell Collins Inc.	15,844	159,340
1,625,000	Rolls-Royce Holdings plc	12,119,318	29,095,743
180,000	The Boeing Co.	10,230,642	22,588,200

		36,665,454	90,451,843

	Agriculture — 0.8%
120,000	Archer Daniels Midland Co.	3,433,231	5,206,800
150,000	Monsanto Co.	2,423,783	17,065,500
12,000	The Mosaic Co.	186,246	600,000

		6,043,260	22,872,300

	Automotive — 1.4%
1,060,000	Ford Motor Co.	14,340,008	16,536,000
130,000	General Motors Co.	3,787,021	4,474,600
460,000	Navistar International Corp.†	11,765,098	15,580,200
31,000	PACCAR Inc.	1,399,566	2,090,640

		31,291,693	38,681,440

	Automotive: Parts and Accessories — 2.7%
8,000	BorgWarner Inc.	246,560	491,760
160,000	Dana Holding Corp.	2,662,653	3,723,200
50,007	Federal-Mogul Corp.†	463,002	935,631
507,000	Genuine Parts Co.	22,687,907	44,032,950
6,000	Johnson Controls Inc.	50,425	283,920
50,000	Modine Manufacturing Co.†	465,332	732,500
132,000	O’Reilly Automotive Inc.†	3,851,788	19,587,480
47,000	Tenneco Inc.†	717,637	2,729,290
150,000	The Pep Boys - Manny, Moe & Jack†	1,664,729	1,908,000

		32,810,033	74,424,731

	Aviation: Parts and Services — 0.3%
60,000	Curtiss-Wright Corp.	926,093	3,812,400
74,000	GenCorp Inc.†	442,031	1,351,980
3,000	Precision Castparts Corp.	283,757	758,280
29,000	United Technologies Corp.	1,453,950	3,388,360

		3,105,831	9,311,020

	Broadcasting — 0.9%
310,000	CBS Corp., Cl. A, Voting	6,173,196	19,185,900
85,000	CBS Corp., Cl. B, Non-Voting	1,920,861	5,253,000

		8,094,057	24,438,900

	Building and Construction — 0.4%
240,000	Fortune Brands Home & Security Inc.	2,635,459	10,099,200

Shares		Cost	Market Value

	Business Services — 0.8%
37,000	Automatic Data Processing Inc.	$1,543,362	$2,858,620
188,000	Diebold Inc.	6,436,650	7,499,320
4,000	Landauer Inc.	134,546	181,320
102,000	MasterCard Inc., Cl. A	871,879	7,619,400
30,000	McGraw Hill Financial Inc.	1,225,693	2,289,000
10,000	MSC Industrial Direct Co. Inc., Cl. A	775,807	865,200

		10,987,937	21,312,860

	Cable and Satellite — 0.8%
33,000	AMC Networks Inc., Cl. A†	1,278,263	2,411,970
140,000	Cablevision Systems Corp., Cl. A	1,650,260	2,361,800
10,000	DIRECTV†	331,857	764,200
175,000	DISH Network Corp., Cl. A†	3,485,309	10,886,750
16,000	EchoStar Corp., Cl. A†	478,840	760,960
58,000	Scripps Networks Interactive Inc., Cl. A	2,452,305	4,402,780
10,000	Time Warner Cable Inc.	1,341,251	1,371,800

		11,018,085	22,960,260

	Communications Equipment — 0.7%
15,000	Cisco Systems Inc.	279,075	336,150
880,000	Corning Inc.	11,888,836	18,321,600

		12,167,911	18,657,750

	Computer Hardware — 1.7%
8,000	Apple Inc.	4,050,584	4,293,920
300,000	Hewlett-Packard Co.	6,437,423	9,708,000
182,000	International Business Machines Corp.	15,123,120	35,033,180

		25,611,127	49,035,100

	Computer Software and Services — 1.5%
45,000	eBay Inc.†	1,887,654	2,485,800
380,000	EMC Corp.	9,619,404	10,415,800
122,000	Fidelity National Information Services Inc.	2,160,830	6,520,900
360,000	Microsoft Corp.	9,920,506	14,756,400
210,000	Yahoo! Inc.†	3,416,554	7,539,000

		27,004,948	41,717,900

	Consumer Products — 3.3%
45,000	Altria Group Inc.	538,092	1,684,350
330,000	Avon Products Inc.	7,595,074	4,831,200
76,000	Energizer Holdings Inc.	3,766,002	7,656,240
5,000	Hanesbrands Inc.	108,950	382,400
1,000	Harman International Industries Inc.	33,752	106,400
2,500	National Presto Industries Inc.	74,242	195,100

See accompanying notes to financial statements.

4

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Consumer Products (Continued)
50,000	Philip Morris International Inc.	$1,501,172	$4,093,500
105,000	Reckitt Benckiser Group plc	3,432,951	8,554,674
25,500	Svenska Cellulosa AB, Cl. A	439,719	750,939
1,275,000	Swedish Match AB	18,087,565	41,664,092
230,000	The Procter & Gamble Co.	13,512,663	18,538,000
81,000	Unilever NV - NY Shares	1,639,778	3,330,720

		50,729,960	91,787,615

	Consumer Services — 0.2%
4,000	Allegion plc	59,917	208,680
100,000	Rollins Inc.	381,843	3,024,000
110,000	The ADT Corp.	2,846,070	3,294,500

		3,287,830	6,527,180

	Diversified Industrial — 4.0%
4,000	Acuity Brands Inc.	42,447	530,280
2,500	Alstom SA	107,184	68,263
100,000	Crane Co.	3,402,503	7,115,000
95,000	Eaton Corp. plc	4,871,538	7,136,400
1,525,000	General Electric Co.	30,646,452	39,482,250
235,000	Honeywell International Inc.	8,486,747	21,798,600
50,000	ITT Corp.	1,004,526	2,138,000
50,000	Jardine Matheson Holdings Ltd.	2,372,853	3,154,000
180,000	Jardine Strategic Holdings Ltd.	4,227,653	6,454,800
45,000	Pentair Ltd.	1,420,175	3,570,300
120,000	Textron Inc.	763,372	4,714,800
300,000	Toray Industries Inc.	2,069,652	1,982,270
13,000	Trinity Industries Inc.	376,576	936,910
305,000	Tyco International Ltd.	6,428,113	12,932,000

		66,219,791	112,013,873

	Electronics — 1.5%
35,000	Dolby Laboratories Inc., Cl. A†	1,440,644	1,557,500
76,000	Emerson Electric Co.	3,721,953	5,076,800
500,000	Intel Corp.	10,037,981	12,905,000
200,000	LSI Corp.	2,080,641	2,214,000
85,000	TE Connectivity Ltd.	2,886,395	5,117,850
320,000	Texas Instruments Inc.	7,759,058	15,088,000

		27,926,672	41,959,150

	Energy and Utilities: Electric — 0.8%
60,000	American Electric Power Co. Inc.	2,198,544	3,039,600
6,000	DTE Energy Co.	249,600	445,740
90,000	El Paso Electric Co.	820,152	3,215,700
110,000	Great Plains Energy Inc.	2,663,694	2,974,400
100,000	Korea Electric Power Corp., ADR†	1,479,637	1,717,000

Shares		Cost	Market Value

170,000	Northeast Utilities	$3,155,199	$7,735,000
245,000	The AES Corp.	2,306,408	3,498,600
17,033	UIL Holdings Corp.	421,842	626,985

		13,295,076	23,253,025

	Energy and Utilities: Integrated — 2.2%
240,000	CONSOL Energy Inc.	9,305,763	9,588,000
100,000	Dominion Resources Inc.	4,101,684	7,099,000
110,000	Duke Energy Corp.	5,111,218	7,834,200
182,000	Energy Transfer Equity LP	3,024,285	8,508,500
29,000	Eni SpA	304,221	727,527
48,000	FirstEnergy Corp.	1,164,848	1,633,440
13,069	Iberdrola SA, ADR	299,699	367,500
25,000	Integrys Energy Group Inc.	1,192,522	1,491,250
112,000	NextEra Energy Inc.	5,495,141	10,709,440
135,000	OGE Energy Corp.	1,845,256	4,962,600
118,000	PNM Resources Inc.	1,394,458	3,189,540
30,000	Suncor Energy Inc., New York	785,965	1,048,800
2,000	Suncor Energy Inc., Toronto	61,550	69,851
50,000	TECO Energy Inc.	652,639	857,500
135,000	Westar Energy Inc.	2,217,074	4,746,600

		36,956,323	62,833,748

	Energy and Utilities: Natural Gas — 1.8%
10,000	AGL Resources Inc.	178,125	489,600
7,000	Atmos Energy Corp.	184,129	329,910
230,000	Kinder Morgan Inc.	6,910,897	7,472,700
310,000	National Fuel Gas Co.	15,496,458	21,712,400
34,500	ONE Gas Inc.†	189,159	1,239,585
138,000	ONEOK Inc.	1,387,167	8,176,500
24,000	Piedmont Natural Gas Co. Inc.	394,017	849,360
71,500	Southwest Gas Corp.	1,775,111	3,821,675
195,000	Spectra Energy Corp.	4,167,926	7,203,300

		30,682,989	51,295,030

	Energy and Utilities: Oil — 4.9%
202,000	Anadarko Petroleum Corp.	10,808,768	17,121,520
435,000	BP plc, ADR	18,743,948	20,923,500
47,000	Canadian Oil Sands Ltd.	1,269,250	985,916
5,000	Canadian Oil Sands Ltd., Toronto	116,475	104,885
188,000	Chevron Corp.	8,670,601	22,355,080
180,000	ConocoPhillips	4,001,446	12,663,000
22,000	Denbury Resources Inc.	369,472	360,800
58,000	Devon Energy Corp.	2,515,153	3,881,940
151,000	Exxon Mobil Corp.	4,905,886	14,749,680
120,000	Hess Corp.	7,451,605	9,945,600
38,000	Marathon Oil Corp.	942,102	1,349,760
18,000	Marathon Petroleum Corp.	565,270	1,566,720
100,000	Occidental Petroleum Corp.	4,145,051	9,529,000
4,000	PetroChina Co. Ltd., ADR	317,768	434,000
38,000	Phillips 66	529,786	2,928,280

See accompanying notes to financial statements.

5

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Energy and Utilities: Oil (Continued)
36,000	Repsol SA, ADR	$ 742,075	$ 921,204
120,000	Royal Dutch Shell plc, Cl. A, ADR	5,524,835	8,767,200
40,000	Statoil ASA	1,019,952	1,128,962
80,000	Statoil ASA, ADR	1,779,821	2,257,600
300,000	Talisman Energy Inc.	5,282,873	2,994,000
17,518	Total SA, ADR	290,564	1,149,181
40,000	WesternZagros Resources Ltd.†	147,109	32,203

		80,139,810	136,150,031

	Energy and Utilities: Services — 2.3%
20,000	ABB Ltd., ADR	242,582	515,800
52,000	Cameron International Corp.†	746,014	3,212,040
13,400	Dresser-Rand Group Inc.†	760,657	782,694
350,000	Halliburton Co.	10,342,941	20,611,500
94,000	Oceaneering International Inc.	2,032,090	6,754,840
40,000	Schlumberger Ltd.	1,275,020	3,900,000
80,000	Transocean Ltd.	4,623,187	3,307,200
1,500,000	Weatherford International Ltd.†	24,021,161	26,040,000

		44,043,652	65,124,074

	Energy and Utilities: Water — 0.3%
45,000	Aqua America Inc.	458,537	1,128,150
230,000	Severn Trent plc	6,170,207	6,990,147

		6,628,744	8,118,297

	Entertainment — 1.9%
150,000	Grupo Televisa SAB, ADR	3,532,655	4,993,500
35,500	The Madison Square Garden Co., Cl. A†	445,361	2,015,690
117,000	Time Warner Inc.	3,385,344	7,643,610
110,016	Twenty-First Century Fox Inc., Cl. B	3,424,345	3,423,698
308,000	Viacom Inc., Cl. A	12,266,973	26,260,080
300,000	Vivendi SA	8,985,389	8,356,868

		32,040,067	52,693,446

	Environmental Services — 0.3%
50,000	Republic Services Inc.	1,684,307	1,708,000
175,000	Waste Management Inc.	5,905,150	7,362,250

		7,589,457	9,070,250

	Equipment and Supplies — 1.2%
34,000	A.O. Smith Corp.	238,161	1,564,680
28,000	Danaher Corp.	1,074,985	2,100,000
207,000	Flowserve Corp.	2,697,444	16,216,380
20,000	Graco Inc.	1,006,940	1,494,800
12,000	Ingersoll-Rand plc	249,750	686,880
25,000	Minerals Technologies Inc.	880,441	1,614,000
190,000	Mueller Industries Inc.	3,794,476	5,698,100

Shares		Cost	Market Value

16,000	Parker Hannifin Corp.	$ 791,261	$ 1,915,360
75,000	Tenaris SA, ADR	2,831,866	3,318,750

		13,565,324	34,608,950

	Financial Services — 14.6%
6,579	Alleghany Corp.†	1,015,114	2,680,153
440,000	AllianceBernstein Holding LP	9,567,886	10,986,800
383,000	American Express Co.	15,736,067	34,481,490
530,000	American International Group Inc.	14,058,173	26,505,300
27,489	Argo Group International Holdings Ltd.	772,108	1,261,745
22,175	Banco Popular Espanol SA	199,833	167,412
5,195	Banco Santander Chile, ADR	29,250	121,771
160,000	Banco Santander SA, ADR	1,233,058	1,532,800
320,000	Bank of America Corp.	3,184,684	5,504,000
13,056	BNP Paribas SA	580,935	1,007,075
500,000	Citigroup Inc.	20,229,828	23,800,000
24,000	Deutsche Bank AG	1,097,395	1,075,920
78,000	Dundee Corp., Cl. A†	1,828,287	1,113,379
40,000	Eaton Vance Corp.	1,185,014	1,526,400
140,000	Federated Investors Inc., Cl. B	3,475,277	4,275,600
34,167	Fidelity Southern Corp.	284,705	477,313
270,000	H&R Block Inc.	4,898,488	8,151,300
60,000	Hudson City Bancorp Inc.	510,799	589,800
55,000	Interactive Brokers Group Inc., Cl. A	837,556	1,191,850
250,000	Janus Capital Group Inc.	2,233,074	2,717,500
274,000	JPMorgan Chase & Co.	9,683,358	16,634,540
82,758	Julius Baer Group Ltd.	2,738,518	3,672,413
40,000	Kemper Corp.	1,156,156	1,566,800
90,100	Kinnevik Investment AB, Cl. A	1,682,511	3,329,870
19,000	Kinnevik Investment AB, Cl. B	278,394	701,605
473,000	Legg Mason Inc.	11,114,576	23,195,920
15,000	Leucadia National Corp.	263,160	420,000
180,000	Loews Corp.	7,797,363	7,929,000
158,000	M&T Bank Corp.	11,613,841	19,165,400
365,000	Marsh & McLennan Companies Inc.	11,002,192	17,994,500
370,000	Morgan Stanley	9,894,694	11,532,900
220,000	Northern Trust Corp.	10,796,541	14,423,200
28,000	Och-Ziff Capital Management Group LLC, Cl. A	283,762	385,560
40,000	Oritani Financial Corp.	400,000	632,400
45,000	Popular Inc.†	1,154,011	1,394,550
48,000	Royal Bank of Canada	2,548,864	3,167,520
385,000	SLM Corp.	5,688,562	9,424,800
170,000	State Street Corp.	7,766,302	11,823,500
315,625	Sterling Bancorp.	3,529,115	3,995,813
12,000	SunTrust Banks Inc.	251,737	477,480
82,000	T. Rowe Price Group Inc.	3,733,964	6,752,700
110,000	TD Ameritrade Holding Corp.	1,855,851	3,734,500

See accompanying notes to financial statements.

6

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Financial Services (Continued)
1,040,000	The Bank of New York Mellon Corp.	$ 29,547,257	$ 36,701,600
3,000	The Dun & Bradstreet Corp.	105,969	298,050
14,000	The Goldman Sachs Group Inc.	1,452,525	2,293,900
180,000	The Hartford Financial Services Group Inc.	5,665,884	6,348,600
106,000	The PNC Financial Services Group Inc.	5,651,498	9,222,000
27,000	The Travelers Companies Inc.	1,032,136	2,297,700
90,000	W. R. Berkley Corp.	3,297,008	3,745,800
140,000	Waddell & Reed Financial Inc., Cl. A	3,211,846	10,306,800
920,000	Wells Fargo & Co.	29,357,941	45,760,800
410,000	Wright Investors’ Service Holdings Inc.†	1,009,526	758,500

		268,522,593	409,256,329

	Food and Beverage — 11.6%
30,000	Anheuser-Busch InBev NV	496,266	3,145,191
280,000	Beam Inc.	11,471,228	23,324,000
194,392	Brown-Forman Corp., Cl. A	7,502,319	17,287,281
20,250	Brown-Forman Corp., Cl. B	825,919	1,816,222
240,000	Campbell Soup Co.	7,706,851	10,771,200
40,000	Coca-Cola Amatil Ltd., ADR	246,845	818,800
20,000	Coca-Cola Enterprises Inc.	450,000	955,200
14,500	Coca-Cola Femsa SAB de CV, ADR	590,410	1,530,040
18,000	Constellation Brands Inc., Cl. A†	223,261	1,529,460
140,089	Danone SA	7,161,734	9,906,413
550,000	Davide Campari-Milano SpA	3,822,395	4,508,383
78,000	Dean Foods Co.	1,097,258	1,205,880
3,000	Diageo plc	79,177	93,076
102,000	Diageo plc, ADR	6,285,132	12,708,180
100,000	Dr Pepper Snapple Group Inc.	2,204,944	5,446,000
133,000	Fomento Economico Mexicano SAB de CV, ADR	3,194,849	12,400,920
275,000	General Mills Inc.	7,537,273	14,250,500
3,000,000	Grupo Bimbo SAB de CV, Cl. A	2,411,096	8,090,843
146,000	Heineken NV	6,848,909	10,161,489
17,000	Heineken NV, ADR	430,190	592,790
240,000	ITO EN Ltd.	4,972,831	5,371,312
40,000	Kellogg Co.	2,011,521	2,508,400
320,000	Kraft Foods Group Inc.	9,916,126	17,952,000
24,000	McCormick & Co. Inc., Non-Voting	1,004,538	1,721,760
1,020,000	Mondelēz International Inc., Cl. A	19,666,442	35,241,000
115,000	Nestlé SA	3,174,203	8,657,033

Shares		Cost	Market Value

65,000	Nestlé SA, ADR	$ 3,829,280	$ 4,889,300
130,000	NISSIN FOODS HOLDINGS CO. LTD.	4,309,367	5,863,004
4,200,000	Parmalat SpA	11,859,744	14,476,972
120,053	PepsiCo Inc.	7,713,785	10,024,426
45,000	Pernod Ricard SA	3,674,041	5,238,541
10,000	Post Holdings Inc.†	263,033	551,200
58,000	Remy Cointreau SA	3,534,133	4,654,415
20,000	SABMiller plc	733,959	998,616
220,000	Sapporo Holdings Ltd.	1,080,450	865,378
980,000	The Coca-Cola Co.	23,712,645	37,886,800
2,000	The Hershey Co.	72,601	208,800
240,004	The Hillshire Brands Co.	6,836,690	8,942,549
161,003	The WhiteWave Foods Co., Cl. A†	2,204,291	4,595,026
92,344	Tootsie Roll Industries Inc.	1,956,728	2,764,768
72,000	Tyson Foods Inc., Cl. A	727,056	3,168,720
155,000	Yakult Honsha Co. Ltd.	4,171,714	7,778,908

		188,011,234	324,900,796

	Health Care — 12.8%
40,000	Abbott Laboratories	1,143,091	1,540,400
20,000	AbbVie Inc.	496,537	1,028,000
33,000	Actavis plc†	4,752,000	6,793,050
43,324	Aetna Inc.	1,782,357	3,248,000
144,000	Baxter International Inc.	6,197,515	10,595,520
157,000	Becton, Dickinson and Co.	11,298,691	18,381,560
23,500	Bio-Rad Laboratories Inc., Cl. A†	2,427,191	3,010,820
795,000	Boston Scientific Corp.†	6,664,717	10,748,400
650,000	Bristol-Myers Squibb Co.	17,077,002	33,767,500
295,000	Covidien plc	10,136,389	21,729,700
449,000	Eli Lilly & Co.	17,859,208	26,428,140
20,000	Express Scripts Holding Co.†	1,010,819	1,501,800
14,076	GlaxoSmithKline plc, ADR	635,995	752,081
22,000	Henry Schein Inc.†	566,365	2,626,140
235,000	Hospira Inc.†	7,755,633	10,163,750
320,000	Johnson & Johnson	20,207,972	31,433,600
23,000	Laboratory Corp. of America Holdings†	1,748,126	2,258,830
100,000	Mead Johnson Nutrition Co.	4,689,231	8,314,000
30,000	Medtronic Inc.	1,005,816	1,846,200
510,000	Merck & Co. Inc.	15,703,221	28,952,700
279,000	Novartis AG, ADR	15,298,186	23,720,580
215,000	Patterson Companies Inc.	7,565,090	8,978,400
1,270,000	Pfizer Inc.	25,312,743	40,792,400
136,000	Roche Holding AG, ADR	2,632,469	5,129,920
40,000	Roche Holding AG, Genusschein	5,894,355	11,990,272
51,000	St. Jude Medical Inc.	2,043,058	3,334,890
255,000	Tenet Healthcare Corp.†	7,180,956	10,916,550
240,000	UnitedHealth Group Inc.	9,652,496	19,677,600

See accompanying notes to financial statements.

7

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Health Care (Continued)
18,000	William Demant Holding A/S†	$ 880,509	$ 1,539,816
60,000	Wright Medical Group Inc.†	949,266	1,864,200
54,000	Zimmer Holdings Inc.	3,182,725	5,107,320
70,000	Zoetis Inc.	2,041,079	2,025,800

		215,790,808	360,197,939

	Hotels and Gaming — 1.1%
90,000	International Game Technology	1,451,484	1,265,400
2,004,352	Ladbrokes plc	10,531,607	4,511,070
155,000	Las Vegas Sands Corp.	2,567,875	12,520,900
80,000	MGM Resorts International†	813,235	2,068,800
45,000	Ryman Hospitality Properties Inc.	1,712,312	1,913,400
80,000	Starwood Hotels & Resorts Worldwide Inc.	1,673,543	6,368,000
14,500	Wynn Resorts Ltd.	468,737	3,221,175

		19,218,793	31,868,745

	Machinery — 1.2%
6,000	Caterpillar Inc.	35,181	596,220
316,400	Deere & Co.	15,765,232	28,729,120
150,000	Xylem Inc.	4,170,939	5,463,000

		19,971,352	34,788,340

	Metals and Mining — 1.5%
940,000	Alcoa Inc.	9,845,411	12,097,800
10,000	Carpenter Technology Corp.	327,255	660,400
375,002	Freeport-McMoRan Copper & Gold Inc.	7,078,388	12,401,316
400,000	Newmont Mining Corp.	15,696,290	9,376,000
410,000	Peabody Energy Corp.	8,300,782	6,699,400
2,000	Royal Gold Inc.	88,166	125,240
6,615	Teck Resources Ltd., Cl. B	533,053	142,771

		41,869,345	41,502,927

	Paper and Forest Products — 0.1%
75,000	International Paper Co.	2,403,385	3,441,000

	Publishing — 0.0%
1,000	Graham Holdings Co., Cl. B	442,591	703,750
1,504	News Corp., Cl. B†	8,506	25,117
3,000	Value Line Inc.	41,976	44,880

		493,073	773,747

	Real Estate — 0.1%
78,000	Dream Unlimited Corp., Cl. A†	1,030,053	1,067,517
10,000	Griffin Land & Nurseries Inc.	224,290	302,400

		1,254,343	1,369,917

	Real Estate Investment Trusts — 0.6%
70,000	Plum Creek Timber Co. Inc.	2,874,828	2,942,800
9,000	Rayonier Inc.	264,580	413,190

Shares		Cost	Market Value

460,000	Weyerhaeuser Co.	$ 11,163,328	$ 13,501,000

		14,302,736	16,856,990

	Retail — 7.3%
16,000	Compagnie Financiere Richemont SA	540,728	1,527,515
40,266	Copart Inc.†	696,640	1,465,280
217,000	Costco Wholesale Corp.	11,257,102	24,234,560
575,000	CVS Caremark Corp.	20,427,489	43,044,500
35,000	Hertz Global Holdings Inc.†	873,697	932,400
113,800	Ingles Markets Inc., Cl. A	2,071,571	2,710,716
393,000	J.C. Penney Co. Inc.†	6,784,866	3,387,660
500,000	Macy’s Inc.	7,988,643	29,645,000
230,017	Safeway Inc.	4,905,407	8,496,828
214	Sears Canada Inc.	2,288	3,178
500	Sears Holdings Corp.†	39,103	23,880
109	Sears Hometown and Outlet Stores Inc.†	2,759	2,578
90,000	Seven & i Holdings Co. Ltd.	2,692,986	3,439,035
510,000	The Home Depot Inc.	14,399,640	40,356,300
155,000	Tractor Supply Co.	1,350,216	10,947,650
125,000	Walgreen Co.	3,937,736	8,253,750
215,000	Wal-Mart Stores Inc.	10,154,632	16,432,450
10,000	Weis Markets Inc.	300,480	492,500
200,000	Whole Foods Market Inc.	3,392,986	10,142,000

		91,818,969	205,537,780

	Specialty Chemicals — 1.9%
43,000	Albemarle Corp.	564,900	2,856,060
40,000	Ashland Inc.	1,312,164	3,979,200
115,000	E. I. du Pont de Nemours and Co.	5,191,414	7,716,500
295,000	Ferro Corp.†	2,499,418	4,029,700
8,000	FMC Corp.	186,076	612,480
48,000	H.B. Fuller Co.	991,533	2,317,440
228,000	International Flavors & Fragrances Inc.	10,814,418	21,812,760
3,000	NewMarket Corp.	11,578	1,172,340
4,000	Quaker Chemical Corp.	72,820	315,320
3,000	Rockwood Holdings Inc.	123,567	223,200
40,000	Sensient Technologies Corp.	822,757	2,256,400
125,000	The Dow Chemical Co.	4,212,558	6,073,750
4,000	Zep Inc.	17,026	70,800

		26,820,229	53,435,950

	Telecommunications — 3.1%
350,000	AT&T Inc.	9,154,310	12,274,500
515,000	BCE Inc.	11,794,458	22,217,100
55,000	Belgacom SA	1,742,927	1,722,278
50,000	BT Group plc, Cl. A	204,914	316,340
16,000	BT Group plc, ADR	469,025	1,021,600
40,000	CenturyLink Inc.	1,274,072	1,313,600
570,000	Cincinnati Bell Inc.†	2,113,891	1,972,200

See accompanying notes to financial statements.

8

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Telecommunications (Continued)
435,000	Deutsche Telekom AG, ADR	$ 6,985,799	$ 7,055,700
36,000	Loral Space & Communications Inc.†	1,458,551	2,546,280
25,000	Orange SA, ADR	424,798	367,250
33,220	Sprint Corp.†	188,357	305,292
45,010	Telefonica SA, ADR	428,921	710,708
330,000	Telekom Austria AG	4,736,612	3,280,587
390,000	Telephone & Data Systems Inc.	11,671,223	10,221,900
24,000	TELUS Corp.	185,454	860,353
30,000	TELUS Corp., New York	687,084	1,078,500
410,720	Verizon Communications Inc.	15,449,603	19,537,950

		68,969,999	86,802,138

	Transportation — 0.4%
171,000	GATX Corp.	6,081,094	11,607,480

	Wireless Communications — 0.8%
5,000,000	Cable & Wireless Communications plc	3,514,457	4,384,576
9,000	Millicom International Cellular SA	734,447	918,000
42,000	Millicom International Cellular SA, SDR	3,414,021	4,279,622
240,000	NTT DoCoMo Inc.	3,485,733	3,785,496
95,000	Turkcell Iletisim Hizmetleri A/S, ADR†	1,450,086	1,308,150
32,000	United States Cellular Corp.	1,394,584	1,312,320
200,000	Vodafone Group plc, ADR	10,017,169	7,362,000

		24,010,497	23,350,164

	TOTAL COMMON STOCKS	1,610,079,940	2,725,088,215

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Food and Beverage — 0.0%
1,000	Post Holdings Inc., 3.750%(a)	100,000	124,741

	Telecommunications — 0.1%
31,500	Cincinnati Bell Inc., 6.750%, Ser. B	766,264	1,427,580

	TOTAL CONVERTIBLE PREFERRED STOCKS	866,264	1,552,321

	WARRANTS — 0.0%
	Energy and Utilities: Natural Gas — 0.0%
330,000	Kinder Morgan Inc., expire 05/25/17†	589,946	584,100

Principal Amount		Cost	Market Value

	CONVERTIBLE CORPORATE BONDS — 0.1%
	Building and Construction — 0.1%
$1,000,000	Layne Christensen Co. 4.250%, 11/15/18(a)	$ 1,000,000	$ 1,045,000

	Transportation — 0.0%
600,000	Navistar International Corp., Sub. Deb., 4.500%, 10/15/18(a)	597,258	589,500

	TOTAL CONVERTIBLE CORPORATE BONDS	1,597,258	1,634,500

	CORPORATE BONDS — 0.2%
	Diversified Industrial — 0.2%
6,000,000	Griffon Corp., Sub. Deb.,, 4.000%, 01/15/17(a)	5,980,285	6,802,500

	Energy and Utilities: Electric — 0.0%
100,000	Texas Competitive Electric Holdings Co. LLC, Ser. B, 10.250%, 11/01/15	86,274	3,000

	TOTAL CORPORATE BONDS	6,066,559	6,805,500

	U.S. GOVERNMENT OBLIGATIONS — 2.4%
68,600,000	U.S. Treasury Bills, 0.030% to 0.105%††, 04/17/14 to 09/25/14	68,587,105	68,590,489

	TOTAL INVESTMENTS — 99.8%	$1,687,787,072	2,804,255,125

	Other Assets and Liabilities (Net) — 0.2%		4,811,382

	NET ASSETS — 100.0%		$2,809,066,507

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the market value of Rule 144A securities amounted to $8,561,741 or 0.30% of net assets.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

9

The Gabelli Equity Income Fund

Statement of Assets and Liabilities

March 31, 2014 (Unaudited)

Assets:
Investments, at value (cost $1,687,787,072)	$2,804,255,125
Receivable for Fund shares sold	4,993,147
Receivable for investments sold	504,028
Dividends and interest receivable	5,313,142
Prepaid expenses	91,924

Total Assets	2,815,157,366

Liabilities:
Payable to custodian	1,909
Payable for Fund shares redeemed	2,396,957
Payable for investment advisory fees	2,357,719
Payable for distribution fees	677,823
Payable for accounting fees	11,250
Payable for shareholder services fees	327,842
Other accrued expenses	317,359

Total Liabilities	6,090,859

Net Assets (applicable to 98,057,250 shares outstanding)	$2,809,066,507

Net Assets Consist of:
Paid-in capital	$1,718,755,992
Distributions in excess of net investment income	(24,485,050)
Distributions in excess of net realized gain on investments and foreign currency transactions	(1,680,098)
Net unrealized appreciation on investments	1,116,468,053
Net unrealized appreciation on foreign currency translations	7,610

Net Assets	$2,809,066,507

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($1,826,382,214 ÷ 63,323,542 shares outstanding; 150,000,000 shares authorized)	$28.84

Class A:
Net Asset Value and redemption price per share ($246,381,524 ÷ 8,569,512 shares outstanding; 50,000,000 shares authorized)	$28.75

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$30.50

Class C:
Net Asset Value and offering price per share ($287,811,309 ÷ 10,887,381 shares outstanding; 50,000,000 shares authorized)	$26.44	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($448,491,460 ÷ 15,276,815 shares outstanding; 50,000,000 shares authorized)	$29.36

Statement of Operations

For the Six Months Ended March 31, 2014 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $172,021)	$35,523,553
Interest	190,156

Total Investment Income	35,713,709

Expenses:
Investment advisory fees	13,457,129
Distribution fees - Class AAA	2,247,966
Distribution fees - Class A	290,366
Distribution fees - Class C	1,278,268
Shareholder services fees	1,068,400
Shareholder communication expenses	194,555
Custodian fees	150,001
Registration expenses	40,291
Directors’ fees	39,127
Legal and audit fees	35,824
Accounting fees	22,500
Interest expense	132
Miscellaneous expenses	60,561

Total Expenses	18,885,120

Less:
Custodian fee credits	(222)

Net Expenses	18,884,898

Net Investment Income	16,828,811

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	22,626,100
Net realized loss on foreign currency transactions	(2,139)

Net realized gain on investments and foreign currency transactions	22,623,961

Net change in unrealized appreciation/depreciation:
on investments	226,498,760
on foreign currency translations	(156)

Net change in unrealized appreciation/ depreciation on investments and foreign currency translations	226,498,604

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	249,122,565

Net Increase in Net Assets Resulting from Operations	$265,951,376

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

10

The Gabelli Equity Income Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30, 2013
Operations:
Net investment income	$16,828,811		$26,349,004
Net realized gain on investments and foreign currency transactions	22,623,961		56,442,895
Net change in unrealized appreciation on investments and foreign currency translations	226,498,604		366,269,689

Net Increase in Net Assets Resulting from Operations	265,951,376		449,061,588

Distributions to Shareholders:
Net investment income
Class AAA	(28,905,251	)*	(41,888,838)
Class A	(3,768,526	)*	(4,873,154)
Class C	(4,535,490	)*	(5,331,075)
Class I	(6,470,200	)*	(8,549,926)

	(43,679,467)		(60,642,993)

Return of capital
Class AAA	(9,635,084	)*	—
Class A	(1,256,175	)*	—
Class C	(1,511,830	)*	—
Class I	(2,156,734	)*	—

	(14,559,823)		—

Total Distributions to Shareholders	(58,239,290)		(60,642,993)

Capital Share Transactions:
Class AAA	(39,742,444)		(152,071,501)
Class A	13,098,916		20,867,415
Class C	44,893,321		34,744,935
Class I	33,881,594		18,369,702

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	52,131,387		(78,089,449)

Redemption Fees	8,824		12,890

Net Increase in Net Assets	259,852,297		310,342,036
Net Assets:
Beginning of period	2,549,214,210		2,238,872,174

End of period (including undistributed net investment income of $0 and $2,365,606, respectively)	$2,809,066,507		$2,549,214,210

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

11

The Gabelli Equity Income Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/ Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Return of Capital	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Year	Total Return †	Net Assets End of Year (in 000’s)	Net Investment Income		Operating Expenses		Portfolio Turnover Rate
Class AAA
2014(c)	$26.68	$0.18	$ 2.58	$2.76	$(0.45)*	$(0.15)*	$(0.60)	$0.00	$28.84	10.43%	$1,826,382	1.28	%(d)	1.37	%(d)	2%
2013	22.54	0.29	4.49	4.78	(0.64)	—	(0.64)	0.00	26.68	21.38	1,726,724	1.15		1.39		6
2012	18.52	0.25	4.13	4.38	(0.35)	(0.01)	(0.36)	0.00	22.54	23.78	1,603,696	1.17		1.40		6
2011	18.65	0.16	0.07	0.23	(0.16)	(0.20)	(0.36)	0.00	18.52	1.05	1,464,658	0.79		1.41		14
2010	17.14	0.23	1.64	1.87	(0.23)	(0.13)	(0.36)	0.00	18.65	11.03	1,330,970	1.29		1.44		14
2009	18.00	0.21	(0.71)	(0.50)	(0.21)	(0.15)	(0.36)	0.00	17.14	(2.34)	1,088,655	1.46		1.50		17
Class A
2014(c)	$26.59	$0.18	$ 2.58	$2.76	$(0.45)*	$(0.15)*	$(0.60)	$0.00	$28.75	10.46%	$246,382	1.29	%(d)	1.37	%(d)	2%
2013	22.47	0.28	4.48	4.76	(0.64)	—	(0.64)	0.00	26.59	21.36	215,353	1.14		1.39		6
2012	18.47	0.25	4.11	4.36	(0.35)	(0.01)	(0.36)	0.00	22.47	23.73	164,177	1.19		1.40		6
2011	18.60	0.17	0.06	0.23	(0.16)	(0.20)	(0.36)	0.00	18.47	1.06	115,210	0.82		1.41		14
2010	17.09	0.24	1.63	1.87	(0.23)	(0.13)	(0.36)	0.00	18.60	11.06	67,314	1.35		1.44		14
2009	17.95	0.21	(0.71)	(0.50)	(0.21)	(0.15)	(0.36)	0.00	17.09	(2.34)	31,104	1.46		1.50		17
Class C
2014(c)	$24.59	$0.07	$ 2.38	$2.45	$(0.45)*	$(0.15)*	$(0.60)	$0.00	$26.44	10.05%	$287,811	0.57	%(d)	2.12	%(d)	2%
2013	20.97	0.09	4.17	4.26	(0.64)	—	(0.64)	0.00	24.59	20.50	224,804	0.38		2.14		6
2012	17.38	0.09	3.86	3.95	(0.21)	(0.15)	(0.36)	0.00	20.97	22.85	161,842	0.46		2.15		6
2011	17.65	0.02	0.07	0.09	(0.02)	(0.34)	(0.36)	0.00	17.38	0.31	98,296	0.09		2.16		14
2010	16.36	0.10	1.55	1.65	(0.23)	(0.13)	(0.36)	0.00	17.65	10.20	43,429	0.61		2.19		14
2009	17.33	0.10	(0.71)	(0.61)	(0.21)	(0.15)	(0.36)	0.00	16.36	(3.07)	22,919	0.70		2.25		17
Class I
2014(c)	$27.11	$0.22	$ 2.63	$2.85	$(0.45)*	$(0.15)*	$(0.60)	$0.00	$29.36	10.60%	$448,492	1.53	%(d)	1.12	%(d)	2%
2013	22.84	0.35	4.56	4.91	(0.64)	—	(0.64)	0.00	27.11	21.67	382,333	1.38		1.14		6
2012	18.71	0.33	4.16	4.49	(0.36)	—	(0.36)	0.00	22.84	24.13	309,157	1.54		1.15		6
2011	18.80	0.23	0.04	0.27	(0.22)	(0.14)	(0.36)	0.00	18.71	1.26	112,929	1.10		1.16		14
2010	17.23	0.35	1.58	1.93	(0.23)	(0.13)	(0.36)	0.00	18.80	11.32	41,204	1.92		1.19		14
2009	18.04	0.25	(0.70)	(0.45)	(0.21)	(0.15)	(0.36)	0.00	17.23	(2.05)	8,819	1.71		1.25		17

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended March 31, 2014, unaudited.
(d)	Annualized.

See accompanying notes to financial statements.

12

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Equity Income Fund, a series of the Gabelli Equity Series Funds, Inc. (the “Corporation”). The Corporation was incorporated on July 25, 1991 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of three separately managed portfolios of the Corporation. The Fund seeks to provide a high level of total return on its assets with an emphasis on income. The Fund commenced investment operations on January 2, 1992.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

13

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

— Level 1	—	quoted prices in active markets for identical securities;
— Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
— Level 3	—	significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 3/31/14
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stock (a)	$2,725,088,215	—	$2,725,088,215
Convertible Preferred Stocks:
Food and Beverage	—	$124,741	124,741
Telecommunications	1,427,580	—	1,427,580
Total Convertible Preferred Stocks	1,427,580	124,741	1,552,321
Warrants (a)	584,100	—	584,100
Convertible Corporate Bonds (a)	—	1,634,500	1,634,500
Corporate Bonds (a)	—	6,805,500	6,805,500
U.S. Government Obligations	—	68,590,489	68,590,489
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,727,099,895	$77,155,230	$2,804,255,125

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the six months ended March 31, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at March 31, 2014.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

14

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Accounting Standards Update (“ASU”) No. 2011-11 (as clarified by ASU No. 2013-01) “Disclosures about Offsetting Assets and Liabilities” requires a fund to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities and instruments and transactions subject to an agreement similar to a master netting arrangement. The scope of ASU 2011-11 includes derivatives and sale and repurchase agreements. The purpose of ASU 2011-11 is to facilitate comparison of financial statements prepared on the basis of GAAP and on the basis of International Financial Reporting Standards. Management is continually evaluating the implications of ASU 2011-11 and its impact on the financial statements and, at this time, has concluded that ASU 2011-11 is not applicable to the Fund because the Fund does not have investments covered under this guidance.

The Fund’s derivative contracts held at March 31, 2014, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions.

15

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. At March 31, 2014, the Fund held no investments in equity contract for difference swap agreements.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than

16

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of March 31, 2014, refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended September 30, 2013 was ordinary income of $60,642,993.

The Fund has a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the calendar year. Pursuant to this policy, distributions during the calendar year are made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. The Fund’s current distribution policy may restrict the Fund’s ability to pass through to shareholders all of its net realized long term capital gains as a Capital Gain Dividend, subject to the maximum federal income tax rate of 20%, and may cause such gains to be treated as ordinary income subject to a maximum federal income tax rate of 39.6%. In addition, for taxable years beginning on or after January 1, 2013, certain U.S. shareholders who are individuals, estates, or trusts

17

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

and whose income exceeds certain thresholds will be required to pay 3.8% Medicare tax on their “net investment income,” which includes dividends received from the Fund and capital gains from the sale or other disposition of shares of the Fund. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board continues to evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future. The current annualized rate is $1.20 per share.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At September 30, 2013, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

Capital Loss Carryforward Available through 2018	$5,779,719
Capital Loss Carryforward Available through 2019	8,243,283

Total Capital Loss Carryforwards	$14,023,002

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2014:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,698,337,076	$1,149,293,611	$(43,375,562)	$1,105,918,049

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended March 31, 2014, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2014, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended September 30, 2010 through September 30, 2013 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the

18

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Corporation pays each Director who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. The Chairman of the Audit Committee receives a $3,000 annual fee, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2014, other than short term securities and U.S. Government obligations, aggregated $46,627,328 and $58,161,329, respectively.

6. Transactions with Affiliates. During the six months ended March 31, 2014, the Fund paid brokerage commissions on security trades of $47,726 to G.research, Inc., an affiliate of the Adviser. Additionally, the Distributor retained a total of $127,486 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2014, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR rate plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. During the six months ended March 31, 2014, there were no borrowings outstanding under the line of credit.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, directly through the Distributor or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

19

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2014 and the year ended September 30, 2013 amounted to $8,824 and $12,890, respectively.

Transactions in shares of capital stock were as follows:

	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30, 2013
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	3,623,525	$101,206,181	7,432,312	$184,885,486
Shares issued upon reinvestment of distributions	1,324,546	37,165,787	1,589,668	40,317,142
Shares redeemed	(6,354,004)	(178,114,412)	(15,448,311)	(377,274,129)

Net decrease	(1,405,933)	$(39,742,444)	(6,426,331)	$(152,071,501)

Class A
Shares sold	1,176,408	$32,740,630	2,373,529	$59,611,052
Shares issued upon reinvestment of distributions	152,675	4,270,756	159,832	4,056,585
Shares redeemed	(857,697)	(23,912,470)	(1,741,311)	(42,800,222)

Net increase	471,386	$13,098,916	792,050	$20,867,415

Class C
Shares sold	2,179,676	$56,057,373	2,804,546	$66,345,646
Shares issued upon reinvestment of distributions	181,977	4,692,454	166,930	3,934,359
Shares redeemed	(617,419)	(15,856,506)	(1,545,194)	(35,535,070)

Net increase	1,744,234	$44,893,321	1,426,282	$34,744,935

Class I
Shares sold	3,105,516	$88,802,869	5,027,715	$128,728,851
Shares issued upon reinvestment of distributions	249,355	7,118,961	270,917	6,997,768
Shares redeemed	(2,181,309)	(62,040,236)	(4,731,705)	(117,356,917)

Net increase	1,173,562	$33,881,594	566,927	$18,369,702

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York (the “Court”) against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement

20

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

11. Subsequent Events. On May 2, 2014, the SEC filed with the Court a stipulation of voluntary dismissal of the civil action against the Executive Vice President and Chief Operating Officer of the Adviser.

Management has evaluated the impact on the Fund of all other subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

21

The Gabelli Equity Income Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited)

During the six months ended March 31, 2014, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the “Independent Board Members”) who are not “interested persons” of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance of the Fund against a peer group of equity income funds. The Independent Board Members noted that the Fund’s performance was in the second quartile of the funds in its category for the one and three year periods, and the first quartile for the five year period.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that another affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate level of soft dollar research benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of equity income funds and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratios were above average within this group. The Independent Board Members also noted that the Fund’s size was average within this group. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members did not compare the management fee with the fees for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a good performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable, particularly in light of the Fund’s performance, and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular

22

The Gabelli Equity Income Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited) (Continued)

weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreements to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

23

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and GAMCO Asset Management Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

—	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

—	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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GABELLI EQUITY INCOME FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. For each fund with at least a three year history, Morningstar calculates a Morningstar Rating based on a Morningstar Risk-Adjusted Return measure (including the effects of sales charges, loads, and redemption fees) that accounts for variation in a fund’s monthly performance, placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. © 2014 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.

THE GABELLI EQUITY INCOME FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, Inc.

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Morningstar® rated The Gabelli Equity Income Fund Class AAA Shares 4 stars overall, 3 stars for the three year period, 4 stars for the five year period, and 5 stars for the ten year period ended March 31, 2014 among 1,361, 1,361, 1,219, and 806 Large Blend funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

GAB444Q114SR

The Gabelli Small Cap Growth Fund

Semiannual Report — March 31, 2014

Morningstar® rated The Gabelli Small Cap Growth Fund Class AAA Shares 4 stars overall, 4 stars for the three year period, 3 stars for the five year period, and 5 stars for the ten year period ended March 31, 2014 among 612, 612, 554, and 335 Small Blend funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

Mario J. Gabelli, CFA Portfolio Manager

To Our Shareholders,

For the six months ended March 31, 2014, the net asset value (“NAV”) per Class AAA Share of The Gabelli Small Cap Growth Fund increased 9.7% compared with an increase of 9.9% for the Russell 2000 Index. See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of March 31, 2014.

Comparative Results

Average Annual Returns through March 31, 2014 (a)(b) (Unaudited)
	Six Months	1 Year	5 Year	10 Year	Since Inception (10/22/91)
Class AAA (GABSX)	9.74%	22.38%	23.77%	10.85%	13.51%
Russell 2000 Index	9.94	24.90	24.31	8.53	10.14
Class A (GCASX)	9.75	22.36	23.75	10.84	13.51
With sales charge (c)	3.44	15.32	22.30	10.19	13.21
Class C (GCCSX)	9.36	21.47	22.85	10.02	13.13
With contingent deferred sales charge (d)	8.36	20.47	22.85	10.02	13.13
Class I (GACIX)	9.88	22.69	24.09	11.02	13.59

In the current prospectuses dated January 28, 2014, the expense ratios for Class AAA, A, C, and I Shares are 1.39%, 1.39%, 2.14%, and 1.14%, respectively. See page 15 for the expense ratios for the six months ended March 31, 2014. Class AAA and Class I Shares have no sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003, and the Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. Investing in small capitalization securities involves special risks because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities. The Russell 2000 Index is an unmanaged indicator which measures the performance of the small cap segment of the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Small Cap Growth Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2013 through March 31, 2014                     Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/13	Ending Account Value 03/31/14	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Small Cap Growth Fund
Actual Fund Return
Class AAA	$1,000.00	$1,097.40	1.36%	$7.11
Class A	$1,000.00	$1,097.50	1.36%	$7.11
Class C	$1,000.00	$1,093.60	2.11%	$11.01
Class I	$1,000.00	$1,098.80	1.11%	$5.81
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.15	1.36%	$6.84
Class A	$1,000.00	$1,018.15	1.36%	$6.84
Class C	$1,000.00	$1,014.41	2.11%	$10.60
Class I	$1,000.00	$1,019.40	1.11%	$5.59

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2014:

The Gabelli Small Cap Growth Fund

U.S. Government Obligations	14.5%
Equipment and Supplies	8.4%
Automotive: Parts and Accessories	6.7%
Food and Beverage	6.6%
Diversified Industrial	5.9%
Energy and Utilities	5.7%
Retail	5.5%
Business Services	5.0%
Financial Services	4.4%
Health Care	4.3%
Specialty Chemicals	4.2%
Aviation: Parts and Services	3.6%
Hotels and Gaming	2.8%
Building and Construction	2.8%
Computer Software and Services	2.2%
Electronics	1.6%
Publishing	1.4%
Entertainment	1.3%
Cable	1.3%
Broadcasting	1.2%
Machinery	1.2%
Telecommunications	1.2%

Consumer Products	1.2%
Consumer Services	1.1%
Real Estate	1.1%
Transportation	1.0%
Wireless Communications	0.9%
Automotive	0.7%
Metals and Mining	0.5%
Home Furnishings	0.4%
Environmental Services	0.4%
Manufactured Housing and Recreational Vehicles	0.3%
Educational Services	0.2%
Communications Equipment	0.1%
Closed-End Funds	0.1%
Paper and Forest Products	0.1%
Closed-End Business Development Company	0.0%
Aerospace	0.0%
Agriculture	0.0%
Other Assets and Liabilities (Net)	0.1%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Small Cap Growth Fund

Schedule of Investments — March 31, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 85.3%
	Aerospace — 0.0%
25,000	Embraer SA, ADR	$430,623	$887,250
15,000	Exelis Inc.	135,825	285,150
12,500	Innovative Solutions & Support Inc.†	47,898	94,125

		614,346	1,266,525

	Agriculture — 0.0%
340,075	Black Earth Farming Ltd., SDR†	689,410	302,123
12,000	Cadiz Inc.†	93,950	84,600
220,000	Ceres Inc.†	1,037,119	193,028
3,000	The Mosaic Co.	63,893	150,000

		1,884,372	729,751

	Automotive — 0.7%
735,080	Navistar International Corp.†	20,952,170	24,897,160
12,000	PACCAR Inc.	471,506	809,280

		21,423,676	25,706,440

	Automotive: Parts and Accessories — 6.6%
240,000	BorgWarner Inc.	1,350,308	14,752,800
833,000	Brembo SpA	9,561,310	31,535,730
90,022	China Automotive Systems Inc.†	463,870	711,174
200,044	Cooper Tire & Rubber Co.	4,727,442	4,861,069
1,050,015	Dana Holding Corp.	7,995,244	24,433,849
1,026,138	Federal-Mogul Corp.†	13,122,909	19,199,042
715,000	Modine Manufacturing Co.†	8,912,100	10,474,750
22,500	Monro Muffler Brake Inc.	152,114	1,279,800
430,000	O’Reilly Automotive Inc.†	11,682,938	63,807,700
45,000	Puradyn Filter Technologies Inc.†	11,732	9,855
195,000	SORL Auto Parts Inc.†	1,145,902	727,350
80,375	Spartan Motors Inc.	388,580	413,128
230,000	Standard Motor Products Inc.	1,898,660	8,227,100
207,000	Strattec Security Corp.(a)	4,399,791	14,951,610
400,000	Superior Industries International Inc.	6,650,124	8,196,000
500,000	Tenneco Inc.†	4,792,857	29,035,000
590,000	The Pep Boys - Manny, Moe & Jack†	6,477,524	7,504,800
27,000	Thor Industries Inc.	250,194	1,648,620
70,000	Wonder Auto Technology Inc., Escrow†	0	70

		83,983,599	241,769,447

	Aviation: Parts and Services — 3.6%
25,000	AAR Corp.	302,990	648,750
10,000	Astronics Corp.†	26,064	634,100
8,974	Astronics Corp., Cl. B†	22,924	569,804
31,062	B/E Aerospace Inc.†	2,525,378	2,695,871

Shares		Cost	Market Value
5,000,000	BBA Aviation plc	$13,331,465	$27,657,836
505,000	Curtiss-Wright Corp.	14,179,672	32,087,700
44,000	Ducommun Inc.†	868,225	1,102,640
1,225,095	GenCorp Inc.†	7,763,715	22,382,486
850,077	Kaman Corp.	15,732,545	34,581,132
85,000	Moog Inc., Cl. A†	703,065	5,568,350
16,100	Moog Inc., Cl. B†	464,818	1,057,448
68,000	Woodward Inc.	1,052,020	2,824,040

		56,972,881	131,810,157

	Broadcasting — 1.2%
520,836	ACME Communications Inc.	526,973	14,583
240,000	Beasley Broadcast Group Inc., Cl. A	1,399,246	2,184,000
23,300	Cogeco Inc.	592,837	1,154,989
400,000	Crown Media Holdings Inc., Cl. A†	1,489,737	1,536,000
285,000	Gray Television Inc.†	756,516	2,955,450
47,015	Gray Television Inc., Cl. A†	129,999	398,687
81,000	Liberty Media Corp., Cl. A†	1,475,513	10,589,130
450,000	LIN Media LLC, Cl. A†	6,628,500	11,925,000
110,000	Pandora Media Inc.†	1,419,811	3,335,200
560,054	Salem Communications Corp., Cl. A	2,165,554	5,594,939
175,000	Sinclair Broadcast Group Inc., Cl. A	1,392,064	4,740,750
450,000	Sirius XM Holdings Inc.†	219,282	1,440,000

		18,196,032	45,868,728

	Building and Construction — 2.8%
65,000	Beazer Homes USA Inc.†	1,210,794	1,305,200
295,000	D.R. Horton Inc.	3,487,620	6,386,750
750,000	Hovnanian Enterprises Inc., Cl. A†	1,928,865	3,547,500
200,000	KB Home	2,123,861	3,398,000
443,000	Layne Christensen Co.†	10,898,715	8,058,170
100,000	Lennar Corp., Cl. A	1,436,273	3,962,000
355,009	Lennar Corp., Cl. B	8,646,135	11,587,494
600,000	Louisiana-Pacific Corp.†	5,071,723	10,122,000
160,000	MDC Holdings Inc.	4,115,810	4,524,800
155,000	Meritage Homes Corp.†	3,454,885	6,491,400
12,500	Nortek Inc.†	459,613	1,027,625
2,800	NVR Inc.†	1,980,556	3,211,600
345,000	PulteGroup Inc.	2,447,273	6,620,550
200,000	Standard Pacific Corp.†	771,232	1,662,000
65,200	Texas Industries Inc.†	2,006,920	5,843,224
255,000	The Ryland Group Inc.	4,167,256	10,182,150
380,000	Toll Brothers Inc.†	7,446,446	13,642,000

		61,653,977	101,572,463

	Business Services — 5.0%
41,000	ACCO Brands Corp.†	390,205	252,560

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Business Services (Continued)
109,000	Ascent Capital Group Inc., Cl. A†	$2,734,668	$8,234,950
510,006	Clear Channel Outdoor Holdings Inc., Cl. A	1,979,729	4,646,155
84,000	Conversant Inc.†	1,083,047	2,364,600
1,150,348	Diebold Inc.	37,636,741	45,887,382
556,290	Edgewater Technology Inc.†(a)	2,744,649	3,977,473
380,000	Furmanite Corp.†	1,479,692	3,731,600
106,000	GP Strategies Corp.†	882,233	2,886,380
30,000	GSE Systems Inc.†	130,842	52,200
365,000	Internap Network Services Corp.†	2,507,950	2,584,200
22,000	Lamar Advertising Co., Cl. A†	196,856	1,121,780
16,500	Landauer Inc.	425,722	747,945
1,130,000	Live Nation Entertainment Inc.†	11,564,632	24,577,500
265,000	Loomis AB, Cl. B	2,827,354	6,817,128
195,000	Macquarie Infrastructure Co. LLC	2,489,293	11,167,650
90,000	McGrath RentCorp	2,412,941	3,146,400
155,000	ModusLink Global Solutions Inc.†	646,603	655,650
14,000	Sealed Air Corp.	329,652	460,180
120,000	Sohgo Security Services Co. Ltd.	1,459,559	2,515,913
139,000	Stamps.com Inc.†	1,128,498	4,664,840
560,000	Swisher Hygiene Inc.†	385,126	258,345
394,000	The Brink’s Co.	9,656,710	11,248,700
1,880,000	The Interpublic Group of Companies Inc.	13,007,139	32,223,200
80,000	TNT Express NV	772,664	785,705
33,050	TransAct Technologies Inc.	168,459	379,745
403,980	Trans-Lux Corp.†(a)	3,956,795	1,716,915
54,000	United Rentals Inc.†	341,035	5,126,760

		103,338,794	182,231,856

	Cable — 1.3%
174,000	AMC Networks Inc., Cl. A†	2,124,059	12,717,660
549,068	Cablevision Systems Corp., Cl. A	852,433	9,262,777
10,000	Cogeco Cable Inc.	340,851	518,770
230,000	DIRECTV†	5,709,367	17,576,600
50,000	DISH Network Corp., Cl. A†	968,420	3,110,500
36,000	EchoStar Corp., Cl. A†	708,109	1,712,160
8,800	Liberty Global plc, Cl. A†	107,821	366,080
26,400	Liberty Global plc, Cl. C†	306,715	1,074,744

		11,117,775	46,339,291

Shares		Cost	Market Value
	Closed-End Business Development Company — 0.0%
113,000	MVC Capital Inc.	$1,287,652	$1,531,150

	Closed-End Funds — 0.1%
106,000	The Central Europe, Russia, and Turkey Fund Inc.	3,295,552	2,783,560
34,905	The European Equity Fund Inc.†	353,307	316,239
71,730	The New Germany Fund Inc.	958,689	1,395,866

		4,607,548	4,495,665

	Communications Equipment — 0.1%
170,071	Communications Systems Inc.	1,353,271	2,188,814
28,000	Fortinet Inc.†	531,360	616,840
500	IPG Photonics Corp.†	31,282	35,540
125,000	Riverbed Technology Inc.†	2,500,552	2,463,750
290,000	Sycamore Networks Inc.†	475,183	165,300

		4,891,648	5,470,244

	Computer Software and Services — 2.2%
310,000	Activision Blizzard Inc.	4,655,450	6,336,400
400,000	EarthLink Holdings Corp.	2,708,507	1,444,000
125,000	Electronic Arts Inc.†	2,391,504	3,626,250
150,000	Emulex Corp.†	1,429,491	1,108,500
450,000	FalconStor Software Inc.†	1,548,337	711,000
2,000	FireEye Inc.†	57,586	123,140
510,020	Global Sources Ltd.†	3,844,741	4,569,779
63,077	Guidance Software Inc.†	574,071	697,632
40,000	InterXion Holding NV†	630,985	959,200
60,000	Mentor Graphics Corp.	720,436	1,321,200
19,000	Mercury Systems Inc.†	317,285	250,990
20,187	MKS Instruments Inc.	367,981	603,389
440,000	NCR Corp.†	4,746,089	16,082,000
65,000	Quantum Corp.†	204,798	79,300
100,000	Rockwell Automation Inc.	2,731,906	12,455,000
54,000	Stratasys Ltd.†	4,104,000	5,728,860
279,000	Tyler Technologies Inc.†	1,219,598	23,346,720

		32,252,765	79,443,360

	Consumer Products — 1.2%
300,000	1-800-FLOWERS.COM Inc., Cl. A†	1,391,607	1,689,000
55,000	Brunswick Corp.	967,690	2,490,950
33,500	Chofu Seisakusho Co. Ltd.	484,644	860,098
58,000	Church & Dwight Co. Inc.	293,547	4,006,060
60,000	Elizabeth Arden Inc.†	1,711,472	1,770,600
10,000	Ginko International Co. Ltd.	195,237	172,400
2,000	Harley-Davidson Inc.	4,712	133,220
28,012	Harman International Industries Inc.	1,326,814	2,980,477
3,000	Hunter Douglas NV	144,411	144,344
453,198	Marine Products Corp.	1,226,350	3,408,049

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Consumer Products (Continued)
10,000	National Presto Industries Inc.	$300,897	$780,400
445,000	Sally Beauty Holdings Inc.†	2,951,051	12,193,000
220,000	Samick Musical Instruments Co. Ltd.	299,584	620,039
9,750	Steven Madden Ltd.†	36,466	350,805
150,000	Swedish Match AB	2,992,162	4,901,658
87,425	Syratech Corp.†	17,426	262
25,000	The Scotts Miracle-Gro Co., Cl. A	771,996	1,532,000
22,000	WD-40 Co.	606,916	1,706,540
110,000	Wolverine World Wide Inc.	567,192	3,140,500

		16,290,174	42,880,402

	Consumer Services — 1.1%
53,000	Bowlin Travel Centers Inc.†	53,947	75,260
2,750	Collectors Universe Inc.	3,322	51,755
18,000	IAC/InterActiveCorp.	199,991	1,285,020
265,017	KAR Auction Services Inc.	3,573,437	8,043,266
100,000	Liberty Interactive Corp., Cl. A†	1,749,861	2,887,000
18,726	Liberty Ventures, Cl. A†	795,942	2,440,560
202,000	Martha Stewart Living Omnimedia Inc., Cl. A†	1,027,647	915,060
600,000	Rollins Inc.	2,281,581	18,144,000
65,000	The ADT Corp.	1,561,188	1,946,750
460,000	TiVo Inc.†	4,876,896	6,085,800

		16,123,812	41,874,471

	Diversified Industrial — 5.9%
27,000	Acuity Brands Inc.	344,670	3,579,390
30,000	Aegion Corp.†	561,304	759,300
118,000	Albany International Corp., Cl. A	2,585,529	4,193,720
208,000	Ampco-Pittsburgh Corp.	3,610,594	3,924,960
6,000	Anixter International Inc.	57,120	609,120
3,000	Columbus McKinnon Corp.†	40,570	80,370
397,000	Crane Co.	9,316,447	28,246,550
17,000	Foster Wheeler AG†	32,976	551,140
74,000	Greif Inc., Cl. A	757,714	3,884,260
117,970	Greif Inc., Cl. B	5,709,954	6,849,338
1,208,000	Griffon Corp.	13,258,795	14,423,520
380,000	Handy & Harman Ltd.†	2,752,153	8,363,800
17,000	Haynes International Inc.	845,169	918,000
190,000	Jardine Strategic Holdings Ltd.	3,487,637	6,813,400
400,000	Katy Industries Inc.†(a)	616,568	596,000
38,000	Key Technology Inc.†	598,234	496,660
1,000	L.B. Foster Co., Cl. A	17,608	46,850
70,000	Lawson Products Inc.†	968,485	1,124,900
97,000	Lincoln Electric Holdings Inc.	2,614,310	6,984,970

Shares		Cost	Market Value
72,000	Lindsay Corp.	$1,620,267	$6,348,960
40,083	Lydall Inc.†	447,165	916,698
81,000	Magnetek Inc.†	1,773,803	1,539,000
32,000	Matthews International Corp., Cl. A	748,294	1,305,920
480,973	Myers Industries Inc.	4,788,838	9,580,982
134,000	Oil-Dri Corp. of America	1,466,599	4,628,360
120,000	Olin Corp.	2,318,113	3,313,200
301,000	Park-Ohio Holdings Corp.†	2,641,013	16,901,150
19,000	Pentair Ltd.	727,134	1,507,460
86,500	Precision Castparts Corp.	1,755,476	21,863,740
62,000	Raven Industries Inc.	1,623,285	2,030,500
32,000	Roper Industries Inc.	620,029	4,272,320
270,033	Sevcon Inc.†(a)	1,614,705	3,105,379
96,000	Sonoco Products Co.	2,940,089	3,937,920
91,000	Standex International Corp.	2,136,770	4,875,780
388,000	Textron Inc.	2,447,968	15,244,520
410,023	Tredegar Corp.	7,093,994	9,434,629
84,000	Trinity Industries Inc.	2,539,068	6,053,880
147,000	Tyco International Ltd.	2,752,473	6,232,800

		90,230,920	215,539,446

	Educational Services — 0.2%
62,000	Career Education Corp.†	478,899	462,520
390,000	Corinthian Colleges Inc.†	2,028,550	538,200
415,000	Universal Technical Institute Inc.	7,131,125	5,374,250

		9,638,574	6,374,970

	Electronics — 1.6%
98,000	Badger Meter Inc.	2,797,399	5,399,800
250,000	Bel Fuse Inc., Cl. A(a)	5,878,003	4,832,500
20,000	CSR plc, ADR	293,600	971,200
550,000	CTS Corp.	5,306,161	11,484,000
500,000	Cypress Semiconductor Corp.	4,314,467	5,135,000
40,000	Daktronics Inc.	362,126	575,600
80,012	Dolby Laboratories Inc., Cl. A†	3,274,481	3,560,534
110,000	Gentex Corp.	2,666,319	3,468,300
100,000	Greatbatch Inc.†	2,551,878	4,592,000
20,000	IMAX Corp.†	158,565	546,600
20,000	International Rectifier Corp.†	477,781	548,000
70,000	KEMET Corp.†	307,782	406,700
68,000	Methode Electronics Inc.	557,993	2,084,880
65,200	MOCON Inc.	961,969	1,087,536
300,000	Park Electrochemical Corp.	6,211,353	8,961,000
4,000	Pulse Electronics Corp.†	58,474	15,400
135,000	Rofin-Sinar Technologies Inc.†	3,214,465	3,234,600
185,000	Stoneridge Inc.†	1,506,975	2,077,550

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Electronics (Continued)
109,000	Zygo Corp.†	$1,013,646	$1,655,710

		41,913,437	60,636,910

	Energy and Utilities — 5.7%
370,000	Black Hills Corp.	9,456,977	21,330,500
70,000	Black Ridge Oil and Gas Inc.†	0	52,500
100,000	Callon Petroleum Co.†	621,608	837,000
34,000	Chesapeake Utilities Corp.	914,489	2,147,440
9,000	Clean Energy Fuels Corp.†	130,244	80,460
42,000	CMS Energy Corp.	221,307	1,229,760
23,000	Connecticut Water Service Inc.	464,832	785,910
35,000	CONSOL Energy Inc.	1,265,887	1,398,250
10,000	Consolidated Water Co. Ltd.	130,929	131,800
155,000	Covanta Holding Corp.	523,139	2,797,750
13,000	Dawson Geophysical Co.	365,597	364,130
106,000	Diamondback Energy Inc.†	5,547,106	7,134,860
408,089	El Paso Electric Co.	5,933,160	14,581,020
75,000	Energy Recovery Inc.†	326,731	399,000
62,214	EXCO Resources Inc.	314,320	348,398
20,000	Gamesa Corporacion Tecnologica SA†	117,491	217,119
190,000	Great Plains Energy Inc.	3,922,294	5,137,600
110,000	Hawaiian Electric Industries Inc.	2,794,382	2,796,200
70,000	Key Energy Services Inc.†	597,194	646,800
45,000	Middlesex Water Co.	773,022	981,900
95,000	National Fuel Gas Co.	5,556,830	6,653,800
200,000	North Atlantic Drilling Ltd.	1,937,412	1,768,000
100,000	NorthWestern Corp.	2,966,899	4,743,000
80,000	Oceaneering International Inc.	1,366,984	5,748,800
229,000	Otter Tail Corp.	5,094,778	7,050,910
12,000	Patterson-UTI Energy Inc.	241,902	380,160
1,175,000	PNM Resources Inc.	12,723,116	31,760,250
130,000	Rowan Companies plc, Cl. A†	4,574,072	4,378,400
2,370,129	RPC Inc.	3,583,935	48,398,034
146,000	SJW Corp.	2,799,413	4,315,760
185,000	Southwest Gas Corp.	4,313,295	9,888,250
330,000	SunEdison Inc.†	1,355,447	6,217,200
40,000	Tesoro Corp.	422,462	2,023,600
37,063	The Laclede Group Inc.	1,431,334	1,747,520
46,000	The York Water Co.	647,831	938,400
14,000	Vestas Wind Systems A/S†	132,040	562,650
220,000	Westar Energy Inc.	4,036,837	7,735,200

		87,605,296	207,708,331

	Entertainment — 1.3%
88,000	Carmike Cinemas Inc.†	590,328	2,627,680
30,000	Discovery Communications Inc., Cl. A†	409,647	2,481,000

Shares		Cost	Market Value
30,000	Discovery Communications Inc., Cl. C†	$418,237	$2,311,800
399,950	Dover Motorsports Inc.	1,509,514	999,875
44,000	International Speedway Corp., Cl. A	1,374,426	1,495,560
6,200	International Speedway Corp., Cl. B	148,415	208,661
90,000	Starz, Cl. A†	221,728	2,905,200
360,000	Take-Two Interactive Software Inc.†	5,193,550	7,894,800
270,000	The Madison Square Garden Co., Cl. A†	3,541,603	15,330,600
260,000	Twenty-First Century Fox Inc., Cl. A	673,473	8,312,200
165,000	Universal Entertainment Corp.	2,282,773	3,011,772
22,000	World Wrestling Entertainment Inc., Cl. A	191,320	635,360

		16,555,014	48,214,508

	Environmental Services — 0.4%
14,000	Ceco Environmental Corp.	185,562	232,260
400,000	Republic Services Inc.	5,798,456	13,664,000

		5,984,018	13,896,260

	Equipment and Supplies — 8.4%
44,000	A.O. Smith Corp.	328,585	2,024,880
539,000	AMETEK Inc.	1,018,107	27,753,110
40,000	AZZ Inc.	1,262,250	1,787,200
15,000	Belden Inc.	175,366	1,044,000
60,000	Capstone Turbine Corp.†	118,600	127,800
540,000	CIRCOR International Inc.	15,164,221	39,598,200
223,000	CLARCOR Inc.	1,454,445	12,789,050
330,000	Core Molding Technologies Inc.†	654,777	4,131,600
167,000	Crown Holdings Inc.†	674,926	7,471,580
4,000	Danaher Corp.	34,106	300,000
180,000	Donaldson Co. Inc.	1,558,860	7,632,000
220,000	Entegris Inc.†	1,259,906	2,664,200
769,063	Federal Signal Corp.†	5,020,253	11,459,039
288,000	Flowserve Corp.	2,418,287	22,561,920
310,000	Franklin Electric Co. Inc.	1,429,429	13,181,200
200,042	Graco Inc.	5,434,651	14,951,139
1,505,550	GrafTech International Ltd.†	17,342,014	16,440,606
96,000	IDEX Corp.	751,281	6,997,440
500,000	Interpump Group SpA	3,005,648	7,701,103
63,000	Itron Inc.†	2,688,450	2,239,020
10,500	Jarden Corp.†	115,037	628,215
40,000	Littelfuse Inc.	758,367	3,745,600
55,000	Maezawa Kyuso Industries Co. Ltd.	359,609	677,808
30,000	Minerals Technologies Inc.	1,102,042	1,936,800
6,000	MSA Safety Inc.	179,592	342,000

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Equipment and Supplies (Continued)
350,004	Mueller Industries Inc.	$8,251,639	$10,496,620
240,000	Mueller Water Products Inc., Cl. A	1,447,179	2,280,000
10,000	Plantronics Inc.	262,977	444,500
2,000	Regal-Beloit Corp.	59,351	145,420
93,032	SL Industries Inc.†	1,274,561	2,284,866
5,000	Teleflex Inc.	76,167	536,200
300,000	Tennant Co.	6,160,189	19,686,000
830,000	The Gorman-Rupp Co.	13,664,991	26,385,700
175,000	The Greenbrier Companies Inc.†	2,616,830	7,980,000
262,052	The L.S. Starrett Co., Cl. A	3,263,481	4,174,488
100,000	The Manitowoc Co. Inc.	666,995	3,145,000
25,200	The Middleby Corp.†	1,126,121	6,658,092
22,000	The Timken Co.	1,139,250	1,293,160
24,400	The Toro Co.	859,601	1,541,836
8,000	Valmont Industries Inc.	176,298	1,190,720
134,000	Vicor Corp.†	1,204,526	1,366,800
7,875	Watsco Inc., Cl. B	23,627	784,508
155,000	Watts Water Technologies Inc., Cl. A	3,553,514	9,096,950

		110,136,106	309,676,370

	Financial Services — 4.4%
10,800	Alleghany Corp.†	1,858,237	4,399,704
24,200	Argo Group International Holdings Ltd.	724,275	1,110,780
310,000	BBCN Bancorp Inc.	3,512,655	5,313,400
10,121	BCB Holdings Ltd.†	21,770	2,193
117,000	BKF Capital Group Inc.†	477,768	146,835
85,000	Calamos Asset Management Inc., Cl. A	982,443	1,099,050
12,500	Capitol Federal Financial Inc.	125,000	156,875
22,000	Crazy Woman Creek Bancorp Inc.†	343,564	245,300
340,000	Energy Transfer Equity LP	2,611,465	15,895,000
9,241	Fidelity Southern Corp.	53,086	129,097
280,000	First Niagara Financial Group Inc.	3,647,333	2,646,000
80,000	FirstMerit Corp.	1,398,450	1,666,400
300,000	Flushing Financial Corp.	4,826,446	6,321,000
230,064	Fortress Investment Group LLC, Cl. A	1,400,777	1,702,474
1,098,300	GAM Holding AG	13,974,836	19,815,491
53,000	Hudson Valley Holding Corp.	1,022,300	1,009,650
1,260,000	Janus Capital Group Inc.	12,691,099	13,696,200
750,072	KKR & Co. LP	5,438,228	17,131,644
180,000	Legg Mason Inc.	4,080,240	8,827,200
16,000	M&T Bank Corp.	1,380,960	1,940,800
3,000	Manning & Napier Inc.	41,329	50,310
60,024	Medallion Financial Corp.	463,920	792,917

Shares		Cost	Market Value
250,000	Och-Ziff Capital Management Group LLC, Cl. A	$1,997,164	$3,442,500
165,000	Oritani Financial Corp.	1,685,540	2,608,650
32,000	PrivateBancorp Inc.	541,949	976,320
6,000	Pzena Investment Management Inc., Cl. A	65,455	70,620
221,020	Steel Excel Inc.†	5,944,981	7,072,640
347,187	Sterling Bancorp	3,903,031	4,395,387
10,000	Stifel Financial Corp.†	440,864	497,600
430,000	SWS Group Inc.†	4,364,533	3,216,400
10,000	T. Rowe Price Group Inc.	270,786	823,500
150,000	The Charles Schwab Corp.	2,404,087	4,099,500
10,000	Universal American Corp.	73,364	70,700
30,000	Value Line Inc.	409,302	448,800
390,000	Waddell & Reed Financial Inc., Cl. A	7,066,328	28,711,800
10,121	Waterloo Investment Holdings Ltd.†	1,390	675
572,600	Wright Investors’ Service Holdings Inc.†	1,177,668	1,059,310

		91,422,623	161,592,722

	Food and Beverage — 6.6%
400	Annie’s Inc.†	7,600	16,076
580,000	Arca Continental SAB de CV	1,141,603	3,460,319
585,000	Boulder Brands Inc.†	3,809,777	10,307,700
57,150	Brown-Forman Corp., Cl. A	1,115,861	5,082,349
7,500	Brown-Forman Corp., Cl. B	144,052	672,675
240,000	Bull-Dog Sauce Co. Ltd.	515,305	434,821
5,000,000	China Tontine Wines Group Ltd.†	960,438	215,948
180,000	Cott Corp.	1,461,675	1,524,600
188,212	Crimson Wine Group Ltd.†	1,677,492	1,665,676
1,437,000	Davide Campari-Milano SpA	8,773,036	11,779,175
110,000	Dean Foods Co.	1,430,331	1,700,600
360,000	Denny’s Corp.†	1,001,596	2,314,800
294,000	Diamond Foods Inc.†	6,129,716	10,269,420
320,000	Dr Pepper Snapple Group Inc.	6,532,502	17,427,200
3,500,000	Dynasty Fine Wines Group Ltd.†	1,246,520	649,778
58,500	Farmer Brothers Co.†	769,364	1,152,450
510,000	Flowers Foods Inc.	1,250,571	10,939,500
190,000	Ingredion Inc.	4,060,244	12,935,200
160,000	ITO EN Ltd.	3,301,726	3,580,875
23,500	J & J Snack Foods Corp.	531,096	2,255,295
32,000	Keurig Green Mountain Inc.	881,282	3,378,880
1,325,000	Kikkoman Corp.	14,057,979	24,994,187
234,000	Lifeway Foods Inc.	2,392,587	3,439,800
3,000	MEIJI Holdings Co. Ltd.	117,526	189,217
70,000	MGP Ingredients Inc.	331,262	472,500

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
450,000	Morinaga Milk Industry Co. Ltd.	$1,808,850	$1,447,464
85,000	NISSIN FOODS HOLDINGS CO. LTD.	2,907,986	3,833,503
30,000	Nutrisystem Inc.	382,707	452,100
4,000,000	Parmalat SpA	11,428,716	13,787,593
79,000	Post Holdings Inc.†	2,593,972	4,354,480
162,000	Rock Field Co. Ltd.	2,539,700	3,071,588
585,636	Snyder’s-Lance Inc.	12,198,552	16,509,079
40,000	The Boston Beer Co. Inc., Cl. A†	782,126	9,789,200
217,000	The Hain Celestial Group Inc.†	3,794,306	19,848,990
70,000	The J.M. Smucker Co.	1,988,922	6,806,800
185,000	The WhiteWave Foods Co., Cl. A†	2,425,256	5,279,900
700,000	Tingyi (Cayman Islands) Holding Corp.	1,792,917	2,007,993
310,000	Tootsie Roll Industries Inc.	6,178,494	9,281,400
90,000	United Natural Foods Inc.†	2,545,822	6,382,800
20,000	Vina Concha Y Toro SA, ADR	747,234	800,200
1,400,000	Vitasoy International Holdings Ltd.	1,028,189	2,032,360
20,000	Willamette Valley Vineyards Inc.†	73,225	129,800
150,000	Yakult Honsha Co. Ltd.	3,747,741	7,527,976

		122,605,856	244,202,267

	Health Care — 4.3%
29,000	Alere Inc.†	538,002	996,150
20,000	Align Technology Inc.†	144,277	1,035,800
100,000	Allergan Inc.	1,964,408	12,410,000
93,000	AngioDynamics Inc.†	1,104,523	1,464,750
7,500	Anika Therapeutics Inc.†	69,676	308,250
158,500	ArthroCare Corp.†	3,095,692	7,638,115
45,678	Biolase Inc.†	47,357	110,085
12,199	Bio-Rad Laboratories Inc., Cl. A†	850,496	1,562,936
88,000	Bio-Reference Laboratories Inc.†	1,917,610	2,435,840
18,000	Bruker Corp.†	164,974	410,220
219,006	Cantel Medical Corp.	2,541,859	7,384,882
221,000	Cepheid Inc.†	2,974,053	11,399,180
185,000	Chemed Corp.	5,051,251	16,548,250
60,000	CONMED Corp.	1,535,568	2,607,000
380,000	Cutera Inc.†	4,033,696	4,252,200
12,000	Cynosure Inc., Cl. A†	264,490	351,600
93,000	DexCom Inc.†	906,681	3,846,480
28,000	DGT Holdings Corp.†	330,269	441,000
210,024	Exactech Inc.†	3,283,169	4,738,141
515,000	Gentiva Health Services Inc.†	6,316,790	4,696,800

Shares		Cost	Market Value
43,000	Henry Schein Inc.†	$844,050	$5,132,910
7,000	Heska Corp.†	66,328	73,780
46,000	ICU Medical Inc.†	2,118,444	2,754,480
100,000	Lexicon Pharmaceuticals Inc.†	195,732	173,000
60,000	Masimo Corp.†	1,634,038	1,638,600
90,000	Meridian Bioscience Inc.	1,983,457	1,961,100
38,600	MWI Veterinary Supply Inc.†	941,865	6,006,932
12,000	Neogen Corp.†	195,096	539,400
50,000	Nordion Inc.†	369,385	576,000
64,500	NuVasive Inc.†	1,411,763	2,477,445
105,000	OPKO Health Inc.†	284,862	978,600
90,000	Orthofix International NV†	1,579,174	2,713,500
55,000	Owens & Minor Inc.	945,161	1,926,650
230,000	Pain Therapeutics Inc.†	906,145	1,265,000
15,000	Patterson Companies Inc.	506,907	626,400
636,000	Quidel Corp.†	7,144,104	17,362,800
210,000	RTI Surgical Inc.†	1,057,768	856,800
950,000	Sorin SpA†	2,406,255	2,837,423
54,084	STERIS Corp.	1,726,476	2,582,511
2,300	Straumann Holding AG	206,988	488,852
3,000	Stryker Corp.	142,188	244,410
14,000	Syneron Medical Ltd.†	116,750	174,300
6,500	Techne Corp.	445,248	554,905
30,400	The Cooper Companies Inc.	1,252,163	4,175,744
46,000	United-Guardian Inc.	416,386	1,345,500
75,000	Vascular Solutions Inc.†	573,743	1,964,250
390,000	Wright Medical Group Inc.†	6,239,716	12,117,300

		72,845,033	158,186,271

	Home Furnishings — 0.4%
210,050	Bassett Furniture Industries Inc.	2,299,583	3,119,242
41,000	Bed Bath & Beyond Inc.†	1,066,494	2,820,800
113,002	Blyth Inc.	1,901,202	1,212,511
132,000	Ethan Allen Interiors Inc.	3,457,862	3,359,400
190,000	La-Z-Boy Inc.	3,645,329	5,149,000

		12,370,470	15,660,953

	Hotels and Gaming — 2.8%
500,038	Boyd Gaming Corp.†	4,142,698	6,600,502
130,000	Canterbury Park Holding Corp.†	1,341,004	1,426,100
234,000	Churchill Downs Inc.	9,827,171	21,364,200
150,000	Dover Downs Gaming & Entertainment Inc.†	824,230	231,000
89,681	Gaming and Leisure Properties Inc.	1,425,736	3,269,769
1,000,000	Genting Singapore plc	1,031,551	1,061,293
18,000	Home Inns & Hotels Management Inc., ADR†	343,247	581,220
85,000	Lakes Entertainment Inc.†	378,721	425,000
173,000	Las Vegas Sands Corp.	908,003	13,974,940

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
2,450,000	Mandarin Oriental International Ltd.	$3,616,128	$4,275,250
100,000	Morgans Hotel Group Co.†	719,616	804,000
32,000	Multimedia Games Holding Co. Inc.†	946,246	929,280
148,000	Orient-Express Hotels Ltd., Cl. A†	1,759,901	2,132,680
75,000	Penn National Gaming Inc.†	258,254	924,000
385,000	Pinnacle Entertainment Inc.†	3,016,804	9,124,500
489,494	Ryman Hospitality Properties Inc.	12,993,047	20,813,285
2,800,000	The Hongkong & Shanghai Hotels Ltd.	2,965,962	3,725,392
360,057	The Marcus Corp.	4,522,939	6,012,952
24,000	Wynn Resorts Ltd.	199,481	5,331,600

		51,220,739	103,006,963

	Machinery — 1.2%
227,059	Astec Industries Inc.	7,979,936	9,970,161
1,680,000	CNH Industrial NV†	5,634,730	19,320,000
24,000	Global Power Equipment Group Inc.	496,700	477,360
78,000	Kennametal Inc.	2,425,941	3,455,400
6,000	Nordson Corp.	107,171	422,940
136,000	Twin Disc Inc.	3,079,957	3,582,240
110,000	Zebra Technologies Corp., Cl. A†	2,213,349	7,635,100

		21,937,784	44,863,201

	Manufactured Housing and Recreational Vehicles — 0.3%
84,515	Cavco Industries Inc.†	2,046,363	6,630,202
15,000	Drew Industries Inc.	255,948	813,000
42,000	Nobility Homes Inc.†	500,123	517,650
4,000	Polaris Industries Inc.	215,902	558,840
215,000	Skyline Corp.†	4,057,317	1,300,750
58,000	Winnebago Industries Inc.†	685,542	1,588,620

		7,761,195	11,409,062

	Metals and Mining — 0.5%
52,003	Barrick Gold Corp.	1,522,648	927,213
245,000	Century Aluminum Co.†	2,934,752	3,236,450
20,000	Constellium NV, Cl. A†	481,042	587,000
45,000	Ivanhoe Mines Ltd.†	117,783	70,014
140,000	Kinross Gold Corp.	962,642	579,600
200,000	Lynas Corp Ltd.†	184,524	38,951
347,000	Materion Corp.	7,866,742	11,773,710
85,000	Molycorp Inc.†	1,322,340	398,650
52,100	Stillwater Mining Co.†	477,514	771,601
245,000	Turquoise Hill Resources Ltd.†	1,368,145	815,850

Shares		Cost	Market Value
15,000	Yamana Gold Inc.	$50,671	$131,700

		17,288,803	19,330,739

	Paper and Forest Products — 0.1%
16,500	Schweitzer-Mauduit International Inc.	379,501	702,735
223,500	Wausau Paper Corp.	2,114,331	2,845,155

		2,493,832	3,547,890

	Publishing — 1.4%
80,000	Cambium Learning Group Inc.†	261,134	172,000
930,000	Il Sole 24 Ore SpA†	1,476,222	1,145,412
12,000	John Wiley & Sons Inc., Cl. B	46,500	692,940
1,117,500	Journal Communications Inc., Cl. A†	5,675,978	9,901,050
1,620,000	Media General Inc.†	8,191,413	29,759,400
45,000	Meredith Corp.	1,246,283	2,089,350
65,000	News Corp., Cl. A†	91,837	1,119,300
400,000	The E.W. Scripps Co., Cl. A†	2,584,239	7,088,000

		19,573,606	51,967,452

	Real Estate — 1.1%
36,320	Capital Properties Inc., Cl. A†	419,855	299,640
156,000	Cohen & Steers Inc.	3,627,573	6,216,600
210,550	Griffin Land & Nurseries Inc.	3,389,289	6,367,032
8,400	Gyrodyne Co. of America Inc.†	91,476	91,476
8,400	Gyrodyne Co. of America Inc., Escrow†	173,880	173,880
105,000	Morguard Corp.	1,338,795	12,062,415
75,091	Tejon Ranch Co.†	2,149,986	2,540,329
640,000	The St. Joe Co.†	12,268,933	12,320,000

		23,459,787	40,071,372

	Retail — 5.5%
276,000	Aaron’s Inc.†	1,805,374	8,346,240
200,000	AutoNation Inc.†	3,399,442	10,646,000
50,000	Barnes & Noble Inc.†	665,469	1,045,000
18,000	Best Buy Co. Inc.	439,636	475,380
260,061	Big 5 Sporting Goods Corp.	3,695,614	4,173,979
28,283	Biglari Holdings Inc.†	7,349,199	13,787,680
340,000	Casey’s General Stores Inc.	12,449,146	22,980,600
55,000	Coldwater Creek Inc.†	386,933	8,800
82,000	Copart Inc.†	1,407,742	2,983,980
1,000	Cracker Barrel Old Country Store Inc.	59,645	97,240
175,000	CST Brands Inc.	5,673,384	5,467,000
295,000	Dominion Diamond Corp.†	4,288,408	3,958,900
2,500	Dunkin’ Brands Group Inc.	47,500	125,450
15,000	Fairway Group Holdings Corp.†	143,242	114,600
7,000	GNC Holdings Inc., Cl. A	310,613	308,140

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Retail (Continued)
104,000	HSN Inc.	$3,095,202	$6,211,920
670,051	Ingles Markets Inc., Cl. A	11,117,250	15,960,615
640,000	J.C. Penney Co. Inc.†	8,249,221	5,516,800
380,000	Krispy Kreme Doughnuts Inc.†	2,420,097	6,737,400
180,000	Macy’s Inc.	2,590,692	10,672,200
58,000	Movado Group Inc.	756,058	2,641,900
72,000	Murphy USA Inc.†	2,769,447	2,922,480
155,000	Nathan’s Famous Inc.†	2,258,524	7,593,450
100,000	Penske Automotive Group Inc.	1,476,842	4,276,000
500,000	Pier 1 Imports Inc.	5,471,047	9,440,000
45,000	Regis Corp.	897,844	616,500
290,000	Rush Enterprises Inc., Cl. B†	3,282,048	8,183,800
3,100	Sprouts Farmers Market Inc.†	57,829	111,693
445,000	The Bon-Ton Stores Inc.	3,827,907	4,886,100
380,000	The Cheesecake Factory Inc.	10,341,163	18,099,400
165,000	The Wendy’s Co.	1,329,631	1,504,800
241,000	Tractor Supply Co.	2,195,417	17,021,830
40,643	Village Super Market Inc., Cl. A	1,064,280	1,072,975
5,000	Vitamin Shoppe, Inc.†	225,711	237,600
56,000	Weis Markets Inc.	1,772,705	2,758,000
500	Winmark Corp.	36,952	37,830
1,000	Yoox SpA†	39,485	34,207

		107,396,699	201,056,489

	Specialty Chemicals — 4.2%
28,000	A. Schulman Inc.	660,272	1,015,280
17,500	Airgas Inc.	537,467	1,863,925
80,000	Albemarle Corp.	1,244,700	5,313,600
69,000	Ashland Inc.	1,115,171	6,864,120
670,000	Chemtura Corp.†	13,833,916	16,944,300
12,000	Cytec Industries Inc.	358,846	1,171,320
2,266,000	Ferro Corp.†	14,985,766	30,953,560
312,000	H.B. Fuller Co.	4,127,062	15,063,360
5,000	Hawkins Inc.	74,950	183,700
1,135,000	Huntsman Corp.	8,251,006	27,716,700
23,000	NewMarket Corp.	2,404,959	8,987,940
300,000	OMNOVA Solutions Inc.†	574,864	3,114,000
108,933	Penford Corp.†	1,300,333	1,564,278
13,000	Quaker Chemical Corp.	214,482	1,024,790
100,000	Rockwood Holdings Inc.	1,697,175	7,440,000
255,000	Sensient Technologies Corp.	5,194,615	14,384,550
600,000	Zep Inc.	8,328,433	10,620,000

		64,904,017	154,225,423

	Telecommunications — 1.2%
56,000	Atlantic Tele-Network Inc.	1,520,125	3,691,520
2,150,000	Cincinnati Bell Inc.†	6,961,016	7,439,000

Shares			Cost	Market Value
6,795		Community Service Communications Inc.	$0	$1,427
140,000		Gogo Inc. †	2,753,297	2,875,600
110,000		HickoryTech Corp.	949,514	1,406,900
6,000		IDT Corp., Cl. B	57,867	99,960
290,025		Ixia†	4,474,695	3,625,312
33,000		Loral Space & Communications Inc. †	1,276,558	2,334,090
129,000		New ULM Telecom Inc.	1,212,089	887,520
30,000		PTGi Holding Inc.	107,820	109,500
115,000		Rogers Communications Inc., Cl. B	555,319	4,765,600
116,005		Shenandoah Telecommunications Co.	982,995	3,745,801
392,616		Sprint Corp.†	2,226,133	3,608,141
37,584		Verizon Communications Inc.	846,702	1,787,871
815,000		VimpelCom Ltd., ADR	2,480,014	7,359,450

			26,404,144	43,737,692

		Transportation — 1.0%
475,000		GATX Corp.	14,452,169	32,243,000
2,000	(b)	Irish Continental Group plc	14,688	82,659
20,000		Navigator Holdings Ltd.†	437,262	520,000
133,000		Providence and Worcester Railroad Co.	1,888,133	2,347,450

			16,792,252	35,193,109

		Wireless Communications — 0.9%
32,067,100		Cable & Wireless Communications plc	27,996,572	28,120,125
31,000		Millicom International Cellular SA, SDR	2,453,411	3,158,769
100,000		NII Holdings Inc.†	139,200	119,000

			30,589,183	31,397,894

		TOTAL COMMON STOCKS	1,485,768,439	3,134,486,244

		PREFERRED STOCKS — 0.1%
		Automotive: Parts and Accessories — 0.1%
48,000		Jungheinrich AG	990,268	3,636,354

		RIGHTS — 0.0%
		Health Care — 0.0%
750,000		Sanofi, CVR, expire 12/31/20†	1,193,354	239,850

		Wireless Communications — 0.0%
200,000		Leap Wireless International Inc., CVR, expire 03/14/16†	463,949	504,000

		TOTAL RIGHTS	1,657,303	743,850

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Shares		Cost	Market Value
	WARRANTS — 0.0%
	Automotive: Parts and Accessories — 0.0%
4,531	Federal-Mogul Corp., expire 12/27/14†	$87,687	$82

	Real Estate — 0.0%
11,091	Tejon Ranch Co., expire 08/31/16†	66,494	40,482

	TOTAL WARRANTS	154,181	40,564

Principal Amount
	CORPORATE BONDS — 0.0%
	Real Estate — 0.0%
$65,376	Capital Properties Inc., 5.000%, 12/31/22	65,376	62,779

	U.S. GOVERNMENT OBLIGATIONS — 14.5%
531,591,000	U.S. Treasury Bills, 0.035% to 0.110%††, 04/03/14 to 09/25/14	531,492,374	531,534,274

	TOTAL INVESTMENTS — 99.9%	$2,020,127,941	3,670,504,065

	Other Assets and Liabilities (Net) — 0.1%		4,132,789

	NET ASSETS — 100.0%		$3,674,636,854

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(b)	Denoted in units.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Statement of Assets and Liabilities March 31, 2014 (Unaudited)
Assets:
Investments, at value (cost $2,000,917,430)	$3,641,324,188
Investments in affiliates, at value (cost $19,210,511)	29,179,877
Cash	188,032
Receivable for Fund shares sold	6,570,604
Receivable for investments sold	2,956,231
Dividends and interest receivable	2,603,580
Prepaid expenses	127,898

Total Assets	3,682,950,410

Liabilities:
Payable for Fund shares redeemed	2,665,431
Payable for investments purchased	1,001,692
Payable for investment advisory fees	3,097,793
Payable for distribution fees	776,195
Payable for accounting fees	11,250
Payable for shareholder services fees	460,266
Other accrued expenses	300,929

Total Liabilities	8,313,556

Net Assets (applicable to 75,531,386 shares outstanding)	$3,674,636,854

Net Assets Consist of:
Paid-in capital	$2,019,698,921
Net investment loss	(11,986,657)
Accumulated net realized gain on investments and foreign currency transactions	16,552,159
Net unrealized appreciation on investments	1,650,376,124
Net unrealized depreciation on foreign currency translations	(3,693)

Net Assets	$3,674,636,854

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($2,403,736,409 ÷ 49,247,712 shares outstanding; 150,000,000 shares authorized)	$48.81

Class A:
Net Asset Value and redemption price per share ($362,322,176 ÷ 7,426,246 shares outstanding; 50,000,000 shares authorized)	$48.79

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$51.77

Class C:
Net Asset Value and offering price per share ($228,836,274 ÷ 5,093,588 shares outstanding; 50,000,000 shares authorized)	$44.93 (a)

Class I:
Net Asset Value, offering, and redemption price per share ($679,741,995 ÷ 13,763,840 shares outstanding; 50,000,000 shares authorized)	$49.39

(a)	Redemption price varies based on the length of time held.

Statement of Operations For the Six Months Ended March 31, 2014 (Unaudited)
Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $128,692)	$17,630,205
Dividends - affiliated	75,663
Interest	184,618

Total Investment Income	17,890,486

Expenses:
Investment advisory fees	17,376,458
Distribution fees - Class AAA	2,885,463
Distribution fees - Class A	412,190
Distribution fees - Class C	1,047,805
Shareholder services fees	1,435,012
Shareholder communication expenses	248,588
Custodian fees	158,768
Directors’ fees	49,622
Registration expenses	48,399
Legal and audit fees	32,989
Accounting fees	22,500
Miscellaneous expenses	66,009

Total Expenses	23,783,803

Less:
Advisory fee reduction on unsupervised assets (Note 3)	(84,332)
Custodian fee credits	(289)

Total Reductions and Credits	(84,621)

Net Expenses	23,699,182

Net Investment Loss	(5,808,696)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments - unaffiliated	33,273,507
Net realized loss on investments - affiliated	(60,052)
Net realized loss on foreign currency transactions	(6,244)

Net realized gain on investments and foreign currency transactions	33,207,211

Net change in unrealized appreciation/depreciation:	292,635,122
on investments
on foreign currency translations	(5,337)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	292,629,785

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	325,836,996

Net Increase in Net Assets Resulting from Operations	$320,028,300

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013

Operations:
Net investment income/(loss)	$(5,808,696)	$12,543,578
Net realized gain on investments, futures contracts, and foreign currency transactions	33,207,211	107,239,721
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	292,629,785	587,704,712

Net Increase in Net Assets Resulting from Operations	320,028,300	707,488,011

Distributions to Shareholders:
Net investment income
Class AAA	—	(10,780,896)
Class A	—	(1,263,153)
Class I	—	(4,204,003)

	—	(16,248,052)

Net realized gain
Class AAA	(68,072,369)	(35,142,355)
Class A	(9,652,279)	(3,923,350)
Class C	(6,557,956)	(2,560,469)
Class I	(17,986,622)	(7,900,812)

	(102,269,226)	(49,526,986)

Total Distributions to Shareholders	(102,269,226)	(65,775,038)

Capital Share Transactions:
Class AAA	87,799,848	189,362,947
Class A	35,713,512	80,344,935
Class C	30,383,669	51,376,747
Class I	71,017,930	116,738,688

Net Increase in Net Assets from Capital Share Transactions	224,914,959	437,823,317

Redemption Fees	20,131	23,251

Net Increase in Net Assets	442,694,164	1,079,559,541
Net Assets:
Beginning of period	3,231,942,690	2,152,383,149

End of period (including undistributed net investment income of $0 and $0, respectively)	$3,674,636,854	$3,231,942,690

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions						Ratio to Average Net Assets/ Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss) (a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investments Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees (b)(c)	Net Asset Value, End of Year	Total Return †	Net Assets End of Year (in 000’s)	Net Investment Income (Loss) (a)		Operating Expenses (d)		Portfolio Turnover Rate
Class AAA
2014(e)	$45.82	$(0.08)	$4.49	$4.41	—	$(1.42)	$(1.42)	$0.00	$48.81	9.74%	$2,403,737	(0.34	)%(f)	1.36	%(f)	3%
2013	35.84	0.20	10.87	11.07	$(0.25)	(0.84)	(1.09)	0.00	45.82	31.82	2,171,213	0.50		1.39		5
2012	29.16	(0.03)	7.46	7.43	—	(0.75)	(0.75)	0.00	35.84	25.98	1,535,477	(0.09)		1.41		7
2011	29.97	(0.10)	(0.71)	(0.81)	—	—	—	0.00	29.16	(2.70)	1,539,100	(0.30)		1.42		14
2010	25.81	(0.06)	4.22	4.16	—	—	—	0.00	29.97	16.12	1,435,780	(0.23)		1.44		14
2009	28.20	(0.02)	(0.92)	(0.94)	—	(1.45)	(1.45)	0.00	25.81	(1.70)	1,167,114	(0.09)		1.48		25
Class A
2014(e)	$45.80	$(0.08)	$4.49	$4.41	—	$(1.42)	$(1.42)	$0.00	$48.79	9.75%	$362,322	(0.33	)%(f)	1.36	%(f)	3%
2013	35.84	0.17	10.89	11.06	$(0.26)	(0.84)	(1.10)	0.00	45.80	31.80	305,617	0.43		1.39		5
2012	29.15	(0.03)	7.47	7.44	—	(0.75)	(0.75)	0.00	35.84	26.02	169,823	(0.08)		1.41		7
2011	29.96	(0.10)	(0.71)	(0.81)	—	—	—	0.00	29.15	(2.70)	145,049	(0.31)		1.42		14
2010	25.81	(0.06)	4.21	4.15	—	—	—	0.00	29.96	16.08	115,265	(0.22)		1.44		14
2009	28.18	(0.03)	(0.89)	(0.92)	—	(1.45)	(1.45)	0.00	25.81	(1.63)	62,548	(0.12)		1.48		25
Class C
2014(e)	$42.43	$(0.24)	$4.16	$3.92	—	$(1.42)	$(1.42)	$0.00	$44.93	9.36%	$228,836	(1.08	)%(f)	2.11	%(f)	3%
2013	33.27	(0.12)	10.12	10.00	—	(0.84)	(0.84)	0.00	42.43	30.80	186,540	(0.32)		2.14		5
2012	27.31	(0.26)	6.97	6.71	—	(0.75)	(0.75)	0.00	33.27	25.08	102,214	(0.83)		2.16		7
2011	28.28	(0.34)	(0.63)	(0.97)	—	—	—	0.00	27.31	(3.43)	81,289	(1.05)		2.17		14
2010	24.54	(0.25)	3.99	3.74	—	—	—	0.00	28.28	15.24	64,830	(0.98)		2.19		14
2009	27.09	(0.18)	(0.92)	(1.10)	—	(1.45)	(1.45)	0.00	24.54	(2.40)	42,974	(0.85)		2.23		25
Class I
2014(e)	$46.29	$(0.02)	$4.54	$4.52	—	$(1.42)	$(1.42)	$0.00	$49.39	9.88%	$679,742	(0.08	)%(f)	1.11	%(f)	3%
2013	36.29	0.29	10.99	11.28	$(0.44)	(0.84)	(1.28)	0.00	46.29	32.14	568,573	0.71		1.14		5
2012	29.44	0.08	7.52	7.60	—	(0.75)	(0.75)	0.00	36.29	26.31	344,869	0.24		1.16		7
2011	30.18	(0.02)	(0.72)	(0.74)	—	—	—	0.00	29.44	(2.45)	164,494	(0.05)		1.17		14
2010	25.93	0.01	4.24	4.25	—	—	—	0.00	30.18	16.39	135,112	0.02		1.19		14
2009	28.25	0.02	(0.89)	(0.87)	—	(1.45)	(1.45)	0.00	25.93	(1.43)	99,413	0.11		1.23		25

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Due to capital share activity throughout the period, net investment income (loss) per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(b)	Per share amounts have been calculated using the average shares outstanding method.
(c)	Amount represents less than $0.005 per share.
(d)

The ratios do not include a reduction of advisory fee on unsupervised assets for the six months ended March 31, 2014 and the years ended September 30, 2013, 2012, 2011, 2010, and 2009. Including such advisory fee reduction on unsupervised assets, the ratios of operating expenses to average net assets would have been 1.36%, 1.39%, 1.40%, 1.41%, 1.42%, and 1.47% (Class AAA and Class A), 2.11%, 2.14%, 2.15%, 2.16%, 2.17%, and 2.22% (Class C), and 1.11%, 1.14%, 1.15%, 1.16%, 1.17%, and 1.22% (Class I), respectively.

(e)	For the six months ended March 31, 2014, unaudited.
(f)	Annualized.

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Small Cap Growth Fund, a series of the Gabelli Equity Series Funds, Inc. (the “Corporation”). The Corporation was incorporated on July 25, 1991 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of three separately managed portfolios of the Corporation. The Fund seeks to provide a high level of capital appreciation. Gabelli Funds, LLC (the “Adviser”) currently characterizes small capitalization companies for the Fund as those with total common stock market values of $3 billion or less at the time of investment. The Fund commenced investment operations on October 22, 1991.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/14
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Automotive: Parts and Accessories	$241,769,377	—	$70	$241,769,447
Consumer Products	42,880,140	—	262	42,880,402
Financial Services	161,445,212	$146,835	675	161,592,722
Food and Beverage	243,552,489	—	649,778	244,202,267
Real Estate	39,806,016	—	265,356	40,071,372
Other Industries (a)	2,403,970,034	—	—	2,403,970,034
Total Common Stocks	3,133,423,268	146,835	916,141	3,134,486,244
Preferred Stocks (a)	3,636,354	—	—	3,636,354
Rights (a)	239,850	—	504,000	743,850
Warrants (a)	40,564	—	—	40,564
Corporate Bonds (a)	—	62,779	—	62,779
U.S. Government Obligations	—	531,534,274	—	531,534,274
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$3,137,340,036	$531,743,888	$1,420,141	$3,670,504,065

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have significant transfers among Level 1, Level 2, and Level 3 during the six months ended March 31, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in such Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Accounting Standards Update (“ASU”) No. 2011-11 (as clarified by ASU No. 2013-01) “Disclosures about Offsetting Assets and Liabilities” requires a fund to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities and instruments and transactions subject to an agreement similar to a master netting arrangement. The scope of ASU 2011-11 includes derivatives and sale and repurchase agreements. The purpose of ASU 2011-11 is to facilitate comparison of financial statements prepared on the basis of GAAP and on the basis of International Financial Reporting Standards. Management is continually evaluating the implications of ASU 2011-11 and its impact on the financial statements and, at this time, has concluded that ASU 2011-11 is not applicable to the Fund because the Fund does not have investments covered under this guidance.

The Fund’s derivative contracts held at March 31, 2014, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the held investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

At March 31, 2014, the Fund held no investments in futures contracts.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2014, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/( loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the year ended September 30, 2013 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$20,400,015
Net long term capital gains	45,375,023

Total distributions paid	$65,775,038

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2014:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$2,028,578,056	$1,688,604,994	$(46,678,985)	$1,641,926,009

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. As of March 31, 2014, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended September 30, 2010 through September 30, 2013 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended March 31, 2014, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its fee with respect to such securities by $84,332.

The Corporation pays each Director who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives a $3,000 annual fee, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”) an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2014, other than short term securities and U.S. Government obligations, aggregated $161,492,692 and $79,330,177, respectively.

6. Transactions with Affiliates. During the six months ended March 31, 2014, the Fund paid brokerage commissions on security trades of $135,743 to G.research, Inc., an affiliate of the Adviser. Additionally, the Distributor retained a total of $93,612 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2014, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR rate plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. During the six months ended March 31, 2014, there were no borrowings outstanding under the line of credit.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, directly through the Distributor or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2014 and the year ended September 30, 2013 amounted to $20,131 and $23,251, respectively.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30, 2013
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	4,829,666	$228,663,188	10,638,978	$437,443,572
Shares issued upon reinvestment of distributions	1,416,168	66,545,971	1,254,465	44,134,991
Shares redeemed	(4,388,315)	(207,409,311)	(7,340,873)	(292,215,616)

Net increase	1,857,519	$87,799,848	4,552,570	$189,362,947

Class A
Shares sold	1,514,604	$71,957,066	2,905,363	$119,839,617
Shares issued upon reinvestment of distributions	185,169	8,697,410	135,636	4,771,381
Shares redeemed	(946,582)	(44,940,964)	(1,106,239)	(44,266,063)

Net increase	753,191	$35,713,512	1,934,760	$80,344,935

Class C
Shares sold	821,752	$35,896,195	1,775,583	$68,170,846
Shares issued upon reinvestment of distributions	135,406	5,871,213	72,080	2,351,244
Shares redeemed	(259,813)	(11,383,739)	(523,722)	(19,145,343)

Net increase	697,345	$30,383,669	1,323,941	$51,376,747

Class I
Shares sold	3,021,911	$144,579,736	4,595,673	$191,534,069
Shares issued upon reinvestment of distributions	317,573	15,084,692	292,940	10,434,347
Shares redeemed	(1,859,398)	(88,646,498)	(2,107,103)	(85,229,728)

Net increase	1,480,086	$71,017,930	2,781,510	$116,738,688

9. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended March 31, 2014 is set forth below:

	Beginning Shares	Shares Purchased	Shares Sold/Closed	Ending Shares	Dividend Income	Realized (Loss)	Value at March 31, 2014	Percent Owned of Shares Outstanding

Bel Fuse Inc., Cl. A	252,048	1,000	(3,048)	250,000	$30,123	$(47,483)	$4,832,500	11.49%
Edgewater Technology Inc.	550,000	6,290	—	556,290	—	—	3,977,473	5.02%
Katy Industries Inc.	400,000	—	—	400,000	—	—	596,000	5.03%
Sevcon Inc.	260,033	10,000	—	270,033	—	—	3,105,379	7.55%
Strattec Security Corp.	207,000	—	—	207,000	45,540	—	14,951,610	5.94%
Media General Inc.*	1,620,000	—	—	1,620,000	—	—	—	—
Trans-Lux Corp.**	10,072,500	2,100	(9,670,620)	403,980	—	(12,569)	1,716,915	38.66%

Total					$75,663	$(60,052)	$29,179,877

*	Security is no longer considered affiliated at March 31, 2014.
**	Reverse Stock Split: 0.04 shares for every 1 share held. Shares reduced by 9,669,620 due to reverse stock split. 1,000 shares were sold after stock split.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York (the “Court”) against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

12. Subsequent Events. On May 2, 2014, the SEC filed with the Court a stipulation of voluntary dismissal of the civil action against the Executive Vice President and Chief Operating Officer of the Adviser.

Management has evaluated the impact on the Fund of all other subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Small Cap Growth Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited)

During the six months ended March 31, 2014, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the “Independent Board Members”) who are not “interested persons” of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance of the Fund against a peer group of small cap core funds chosen by Lipper as being comparable. The Independent Board Members noted that the Fund’s performance was in the fourth quartile for the one year period and in the second quartile for the three year and five year periods.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that another affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate level of soft dollar research benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of small cap core funds and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratios and size were above average within this group. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not consider material to their decision, various information comparing the advisory fees with the fees for other types of accounts managed by affiliates of the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a good performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable in light of the Fund’s performance and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single

The Gabelli Small Cap Growth Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited) (Continued)

conclusion, the Independent Board Members determined to recommend continuation of the investment management agreements to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

THE GABELLI SMALL CAP GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. For each fund with at least a three year history, Morningstar calculates a Morningstar Rating based on a Morningstar Risk-Adjusted Return measure (including the effects of sales charges, loads, and redemption fees) that accounts for variation in a fund’s monthly performance, placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. © 2014 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.

THE GABELLI SMALL CAP GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI    (800-422-3554)

f  914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, Inc.

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate,

Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Overall Morningstar Rating	TM

Morningstar® rated The Gabelli Small Cap Growth Fund Class AAA Shares 4 stars overall, 4 stars for the three year period, 3 stars for the five year period, and 5 stars for the ten year period ended March 31, 2014 among 612, 612, 554, and 335 Small Blend funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

GAB443Q114SR

The Gabelli Focus Five Fund

Semiannual Report — March 31, 2014

To Our Shareholders,

For the six months ended March 31, 2014, the net asset value (“NAV”) per Class AAA Share of The Gabelli Focus Five Fund increased 9.9% compared with an increase of 12.5% for the Standard & Poor’s (“S&P”) 500 Index. See below for additional performance information.

Enclosed are the schedule of investments and financial statements of March 31, 2014.

Comparative Results

Average Annual Returns through March 31, 2014 (a)(b) (Unaudited)
	Six Months	1 Year	5 Year	10 Year	Since January 1, 2012(c)		Since Inception (12/31/02)
Class AAA (GWSVX)	9.86%	16.94%	23.95%	8.70%	24.46%		10.01%
S&P 500 Index	12.51	21.86	21.16	7.42	21.97	(d)	9.15
Class A (GWSAX)	9.84	16.94	23.94	8.75	24.49		10.04
With sales charge (e)	3.53	10.21	22.48	8.09	21.25		9.45
Class C (GWSCX)	9.47	16.17	23.05	7.93	23.57		9.25
With contingent deferred sales charge (f)	8.47	15.17	23.05	7.93	23.57		9.25
Class I (GWSIX)	10.00	17.23	24.27	8.88	24.80		10.17

In the current prospectuses dated January 28, 2014, the expense ratios for Class AAA, A, C, and I Shares are 1.48%, 1.48%, 2.23%, and 1.23%, respectively. See page 7 for the expense ratios for the six months ended March 31, 2014. Class AAA and Class I Shares have no sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class I Shares on January 11, 2008. The actual performance of Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.
(c)	On January 1, 2012, the Fund began operating under its current name.
(d)	S&P 500 Index performance is as of December 31, 2011.
(e)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(f)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Focus Five Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from October 1, 2013 through March 31, 2014	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/13	Ending Account Value 03/31/14	Annualized Expense Ratio	Expenses Paid During Period*

The Gabelli Focus Five Fund

Actual Fund Return
Class AAA	$1,000.00	$1,098.60	1.39%	$ 7.27
Class A	$1,000.00	$1,098.40	1.39%	$ 7.27
Class C	$1,000.00	$1,094.70	2.14%	$11.18
Class I	$1,000.00	$1,100.00	1.14%	$ 5.97
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.00	1.39%	$ 6.99
Class A	$1,000.00	$1,018.00	1.39%	$ 6.99
Class C	$1,000.00	$1,014.26	2.14%	$10.75
Class I	$1,000.00	$1,019.25	1.14%	$ 5.74
*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

2

Summary of Portfolio Holdings

The following table presents portfolio holdings as a percent of net assets as of March 31, 2014:

The Gabelli Focus Five Fund

Energy and Utilities	15.7%
Cable and Satellite	12.8%
Specialty Chemicals	10.2%
Retail	8.6%
Entertainment	7.6%
Financial Services	7.0%
Computer Software and Services	6.8%
U.S. Government Obligations	5.9%
Automotive	5.2%
Consumer Services	4.3%

Food and Beverage	4.1%
Health Care	3.0%
Communications	2.9%
Diversified Industrial	2.9%
Machinery.	1.5%
Hotels and Gaming	0.7%
Other Assets and Liabilities (Net)	0.8%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

3

The Gabelli Focus Five Fund

Schedule of Investments — March 31, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 93.3%
	Automotive — 5.2%
825,000	General Motors Co.	$27,526,024	$28,396,500

	Cable and Satellite — 12.8%
650,000	Cablevision Systems Corp., Cl. A	9,947,064	10,965,500
120,000	DIRECTV†	6,244,594	9,170,400
247,031	EchoStar Corp., Cl. A†	9,982,402	11,748,794
940,000	Liberty Global plc, Cl. C†	34,301,619	38,267,400

		60,475,679	70,152,094

	Communications — 2.9%
197,100	American Tower Corp.	14,289,664	16,136,577

	Computer Software and Services — 6.8%
370,000	Blucora Inc.†	6,858,243	7,285,300
1,450,000	Internap Network Services Corp.†	10,397,430	10,266,000
147,421	Ixia†	1,813,860	1,842,762
190,000	NCR Corp.†	6,246,830	6,944,500
990,000	RealD Inc.†	9,606,293	11,058,300

		34,922,656	37,396,862

	Consumer Services — 4.3%
790,000	The ADT Corp.	30,693,584	23,660,500

	Diversified Industrial — 2.9%
375,000	Tyco International Ltd.	12,440,173	15,900,000

	Energy and Utilities — 15.7%
325,700	Cabot Oil & Gas Corp.	11,417,845	11,034,716
217,404	Cameron International Corp.†	12,163,058	13,429,045
90,000	Dresser-Rand Group Inc.†	5,004,422	5,256,900
864,300	Rowan Companies plc, Cl. A†	29,116,030	29,109,624
1,550,000	Weatherford International Ltd.†	20,510,990	26,908,000

		78,212,345	85,738,285

	Entertainment — 7.6%
1,240,000	Take-Two Interactive Software Inc.†	21,085,158	27,193,200
367,400	Twenty-First Century Fox Inc., Cl. B	11,743,345	11,433,488
100,000	Vivendi SA	2,726,428	2,785,623

		35,554,931	41,412,311

	Financial Services — 7.0%
150,000	Capital One Financial Corp.	10,756,479	11,574,000
312,066	CIT Group Inc.	13,546,400	15,297,475
167,200	State Street Corp.	11,421,908	11,628,760

		35,724,787	38,500,235

Shares		Cost	Market Value

	Food and Beverage — 4.1%
72,300	The Coca-Cola Co.	$2,704,367	$2,795,118
271,500	The Hillshire Brands Co.	8,712,626	10,116,090
95,600	The J.M. Smucker Co.	9,596,477	9,296,144

		21,013,470	22,207,352

	Health Care — 3.0%
222,209	Akorn Inc.†	4,953,436	4,888,598
846,491	BioScrip Inc.†	6,029,192	5,908,507
75,000	Express Scripts Holding Co.†	4,259,322	5,631,750

		15,241,950	16,428,855

	Hotels and Gaming — 0.7%
275,000	International Game Technology	4,043,527	3,866,500

	Machinery — 1.5%
180,374	Kennametal Inc.	7,049,861	7,990,568

	Retail — 8.6%
325,000	GNC Holdings Inc., Cl. A	13,267,764	14,306,500
235,395	Macy’s Inc.	10,169,878	13,956,570
264,052	Murphy USA Inc.†	10,513,823	10,717,871
725,000	The Bon-Ton Stores Inc.	8,136,322	7,960,500

		42,087,787	46,941,441

	Specialty Chemicals — 10.2%
975,000	Chemtura Corp.†	22,411,354	24,657,750
929,635	Huntsman Corp.	20,567,748	22,701,687
130,775	Methanex Corp.	8,549,052	8,361,754

		51,528,154	55,721,191

	TOTAL COMMON STOCKS	470,804,592	510,449,271

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 5.9%
$32,397,000	U.S. Treasury Bills, 0.045% to 0.150%††, 04/17/14 to 09/11/14	32,392,753	32,393,839

	TOTAL INVESTMENTS — 99.2%	$503,197,345	542,843,110

	Other Assets and Liabilities (Net) — 0.8%		4,498,894

	NET ASSETS — 100.0%.		$547,342,004

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to financial statements.

4

The Gabelli Focus Five Fund

Statement of Assets and Liabilities

March 31, 2014 (Unaudited)

Assets:
Investments, at value (cost $503,197,345)	$542,843,110
Cash	1,550
Deposit at brokers	1,791,791
Receivable for investments sold	10,165,965
Receivable for Fund shares sold	1,772,105
Dividends receivable	358,499
Prepaid expenses	58,245

Total Assets	556,991,265

Liabilities:
Payable for investments purchased	6,406,310
Payable for Fund shares redeemed	2,486,588
Payable for investment advisory fees	462,825
Payable for distribution fees	131,520
Payable for accounting fees	11,250
Other accrued expenses	150,768

Total Liabilities	9,649,261

Net Assets (applicable to 36,931,246 shares outstanding)	$547,342,004

Net Assets Consist of:
Paid-in capital	$480,224,237
Accumulated net investment loss	(1,636,402)
Accumulated net realized gain on investments and written options	29,108,404
Net unrealized appreciation on investments	39,645,765

Net Assets	$547,342,004

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($58,751,651 ÷ 3,940,101 shares outstanding; 100,000,000 shares authorized)	$14.91

Class A:
Net Asset Value and redemption price per share ($244,836,123 ÷ 16,269,741 shares outstanding; 50,000,000 shares authorized)	$15.05

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$15.97

Class C:
Net Asset Value and offering price per share ($80,260,824 ÷ 5,942,093 shares outstanding; 50,000,000 shares authorized)	$13.51	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($163,493,406 ÷ 10,779,311 shares outstanding; 50,000,000 shares authorized)	$15.17

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended March 31, 2014 (Unaudited)

Investment Income:
Dividends	$1,824,268
Interest	23,806

Total Investment Income	1,848,074

Expenses:
Investment advisory fees	2,456,471
Distribution fees - Class AAA	70,288
Distribution fees - Class A	277,657
Distribution fees - Class C	345,702
Shareholder services fees	199,773
Registration expenses	33,029
Shareholder communications expenses	28,699
Custodian fees	25,004
Accounting fees	22,500
Legal and audit fees	11,116
Directors’ fees	6,490
Miscellaneous expenses	8,582

Total Expenses	3,485,311

Less:
Custodian fee credits	(835)

Net Expenses	3,484,476

Net Investment Loss	(1,636,402)

Net Realized and Unrealized Gain on Investments and Written Options:
Net realized gain on investments	29,489,168
Net realized gain on written options	450,543

Net realized gain on investments and written options	29,939,711

Net change in unrealized appreciation on investments	14,511,601
on written options	38,844

Net change in unrealized appreciation on investments and written options	14,550,445

Net Realized and Unrealized Gain on Investments and Written Options	44,490,156

Net Increase in Net Assets Resulting from Operations	$42,853,754

See accompanying notes to financial statements.

5

The Gabelli Focus Five Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013
Operations:
Net investment loss	$(1,636,402)	$(1,952,301)
Net realized gain on investments, written options, and foreign currency transactions	29,939,711	6,777,428
Net change in unrealized appreciation on investments and written options	14,550,445	23,390,936

Net Increase in Net Assets Resulting from Operations	42,853,754	28,216,063

Distributions to Shareholders:
Net realized gain
Class AAA	(613,993)	(419,316)
Class A	(2,324,870)	(480,398)
Class C	(788,409)	(124,218)
Class I	(1,500,452)	(512,805)

Total Distributions to Shareholders	(5,227,724)	(1,536,737)

Capital Share Transactions:
Class AAA	3,999,101	33,193,251
Class A	35,181,813	171,356,636
Class C	19,431,871	51,046,361
Class I	42,634,552	90,128,010

Net Increase in Net Assets from Capital Share Transactions	101,247,337	345,724,258

Redemption Fees	1,989	458

Net Increase in Net Assets	138,875,356	372,404,042
Net Assets:
Beginning of period	408,466,648	36,062,606

End of period (including undistributed net investment income of $0 and $0, respectively)	$547,342,004	$408,466,648

See accompanying notes to financial statements.

6

The Gabelli Focus Five Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions					Ratios to Average Net Assets/ Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Loss (a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Realized Gain on Investments	Total Distributions	Redemption Fees (b)(c)	Net Asset Value, End of Year	Total Return †	Net Assets End of Year (in 000’s)	Net Investment Loss (a)		Expenses Net of Waivers/ Reimburse- ments (d)		Expenses Before Waivers/ Reimburse- ments		Portfolio Turnover Rate
Class AAA
2014(e)	$13.72	$(0.05)	$1.40	$1.35	$(0.16)	$(0.16)	$0.00	$14.91	9.86%	$58,752	(0.65	)%(f)	1.39	%(f)	1.39	%(f)	45%
2013	11.11	(0.14)	3.13	2.99	(0.38)	(0.38)	0.00	13.72	27.74	50,275	(1.05)		1.54	(g)	1.54	(g)	69
2012	8.19	(0.11)	3.10	2.99	(0.07)	(0.07)	0.00	11.11	36.71	11,714	(1.09)		2.01		2.69	(h)	140
2011	8.92	(0.12)	(0.61)	(0.73)	—	—	0.00	8.19	(8.18)	5,207	(1.21)		2.01		2.80	(h)	40
2010	7.90	(0.11)	1.13	1.02	—	—	—	8.92	12.91	5,739	(1.33)		2.01		3.09	(h)	61
2009	9.30	(0.07)	(0.92)	(0.99)	(0.41)	(0.41)	0.00	7.90	(8.99)	5,462	(1.04)		2.01		3.34	(h)	62
Class A
2014(e)	$13.85	$(0.05)	$1.41	$1.36	$(0.16)	$(0.16)	$0.00	$15.05	9.84%	$244,836	(0.63	)%(f)	1.39	%(f)	1.39	%(f)	45%
2013	11.21	(0.14)	3.16	3.02	(0.38)	(0.38)	0.00	13.85	27.76	192,157	(1.05)		1.54	(g)	1.54	(g)	69
2012	8.26	(0.13)	3.15	3.02	(0.07)	(0.07)	0.00	11.21	36.76	7,574	(1.20)		2.01		2.69	(h)	140
2011	8.99	(0.12)	(0.61)	(0.73)	—	—	0.00	8.26	(8.12)	139	(1.21)		2.01		2.80	(h)	40
2010	7.96	(0.11)	1.14	1.03	—	—	—	8.99	12.94	116	(1.27)		2.01		3.09	(h)	61
2009	9.37	(0.07)	(0.93)	(1.00)	(0.41)	(0.41)	0.00	7.96	(9.04)	50	(1.06)		2.01		3.34	(h)	62
Class C
2014(e)	$12.49	$(0.09)	$1.27	$1.18	$(0.16)	$(0.16)	$0.00	$13.51	9.47%	$80,261	(1.38	)%(f)	2.14	%(f)	2.14	%(f)	45%
2013	10.22	(0.22)	2.87	2.65	(0.38)	(0.38)	0.00	12.49	26.80	55,865	(1.79)		2.29	(g)	2.29	(g)	69
2012	7.59	(0.17)	2.87	2.70	(0.07)	(0.07)	0.00	10.22	35.79	1,913	(1.83)		2.76		3.44	(h)	140
2011	8.33	(0.18)	(0.56)	(0.74)	—	—	0.00	7.59	(8.88)	192	(1.96)		2.76		3.55	(h)	40
2010	7.43	(0.16)	1.06	0.90	—	—	—	8.33	12.11	119	(2.09)		2.76		3.84	(h)	61
2009	8.84	(0.11)	(0.89)	(1.00)	(0.41)	(0.41)	0.00	7.43	(9.61)	122	(1.78)		2.76		4.09	(h)	62
Class I
2014(e)	$13.94	$(0.03)	$1.42	$1.39	$(0.16)	$(0.16)	$0.00	$15.17	10.00%	$163,493	(0.38	)%(f)	1.14	%(f)	1.14	%(f)	45%
2013	11.26	(0.11)	3.17	3.06	(0.38)	(0.38)	0.00	13.94	28.00	110,170	(0.79)		1.29	(g)	1.29	(g)	69
2012	8.27	(0.09)	3.15	3.06	(0.07)	(0.07)	0.00	11.26	37.21	14,862	(0.84)		1.76		2.44	(h)	140
2011	8.98	(0.10)	(0.61)	(0.71)	—	—	0.00	8.27	(7.91)	82	(0.96)		1.76		2.55	(h)	40
2010	7.93	(0.09)	1.14	1.05	—	—	—	8.98	13.24	67	(1.09)		1.76		2.84	(h)	61
2009	9.31	(0.05)	(0.92)	(0.97)	(0.41)	(0.41)	0.00	7.93	(8.76)	59	(0.79)		1.76		3.09	(h)	62

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Due to capital share activity, net investment loss per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(b)	Per share amounts have been calculated using the average shares outstanding method.
(c)	Amount represents less than $0.005 per share.
(d)

The Fund incurred interest expense during the years ended September 30, 2011, 2010, and 2009. If interest expense had not been incurred, each year the ratios of operating expenses to average net assets would have been 2.00% (Class AAA and Class A), 2.75% (Class C), and 1.75% (Class I), respectively. For the six months ended March 31, 2014 and the year ended September 30, 2013, there was no interest expense, and for the year ended September 30, 2012, the effect of interest expense was minimal.

(e)	For the six months ended March 31, 2014, unaudited.
(f)	Annualized.
(g)

Under an expense deferral agreement with the Adviser, the Adviser recovered from the Fund $140,973 for the year ended September 30, 2013, representing previously reimbursed expenses from the Adviser. Had such payment not been made, the expense ratio would have been 1.48% (Class AAA), 1.48% (Class A), 2.23% (Class C), and 1.23% (Class I).

(h)	During the period, expenses were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.

See accompanying notes to financial statements.

7

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Focus Five Fund is a series of Gabelli Equity Series Funds, Inc. (the “Corporation”). The Corporation was incorporated on July 25, 1991 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of three separately managed portfolios of the Corporation. The Fund seeks to provide a high level of capital appreciation. The Fund commenced investment operations on December 31, 2002.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

8

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 3/31/14
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$510,449,271	—	$510,449,271
U.S. Government Obligations	—	$32,393,839	32,393,839
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$510,449,271	$32,393,839	$542,843,110

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the six months ended March 31, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments at March 31, 2014.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding

9

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions. The Fund’s derivative contracts held at March 31, 2014, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Accounting Standards Update (“ASU”) No. 2011-11 (as clarified by ASU No. 2013-01) “Disclosures about Offsetting Assets and Liabilities” requires a fund to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities and instruments and transactions subject to an agreement similar to a master netting arrangement. The scope of ASU 2011-11 includes derivatives and sale and repurchase agreements. The purpose of ASU 2011-11 is to facilitate comparison of financial statements prepared on the basis of GAAP and on the basis of International Financial Reporting Standards. Management is continually evaluating the implications of ASU 2011-11 and its impact on the financial statements and, at this time, has concluded that ASU 2011-11 is not applicable to the Fund because the Fund does not have investments covered under this guidance.

    Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. As a purchaser of put options, the Fund pays a premium for the right to sell to the

10

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.

In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of- the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. At March 31, 2014, the Fund held no investments in equity options contracts.

The Fund’s volume of activity in equity options contracts which were held through February 22, 2014 had an average monthly market value of approximately $117,101. Please refer to Note 5 for option activity while the options were held.

For the six months ended March 31, 2014, the effect of equity option positions can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments and Written Options, Net realized gain on written options and Net change in unrealized appreciation on written options.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

11

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended September 30, 2013 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$768,368
Net long term capital gains	768,369

Total distributions paid	$1,536,737

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. As a result of the rule, pre-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses.

12

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments, written options, and the related net unrealized appreciation at March 31, 2014:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$504,004,544	$48,535,675	$(9,697,109)	$38,838,566

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. As of March 31, 2014, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended September 30, 2010 through September 30, 2013 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Corporation pays each Director who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives a $3,000 annual fee, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2014, other than short term securities and U.S. Government obligations, aggregated $331,478,658 and $194,079,388, respectively.

13

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

Written options activity for the Fund for the six months ended March 31, 2014 was as follows:

	Number of Contracts	Premiums
Options outstanding at September 30, 2013	772	$148,986
Options written	7,524	948,762
Options closed	(560)	(70,037)
Options expired	(2,950)	(464,687)
Options exercised	(4,786)	(563,024)

Options outstanding at March 31, 2014	—	$—

6. Transactions with Affiliates. During the six months ended March 31, 2014, the Distributor retained a total of $85,891 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2014, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR rate plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. During the six months ended March 31, 2014, there were no borrowings under the line of credit.

8. Capital Stock. The Fund offers four classes of shares–Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, directly through the Distributor or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2014 and the year ended September 30, 2013 amounted to $1,989 and $458, respectively.

14

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30, 2013
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	868,614	$12,621,598	3,555,515	$45,598,904
Shares issued upon reinvestment of distributions	40,471	591,275	36,030	398,495
Shares redeemed	(632,967)	(9,213,772)	(981,549)	(12,804,148)

Net increase	276,118	$3,999,101	2,609,996	$33,193,251

Class A
Shares sold	4,544,720	$66,769,222	14,002,932	$182,128,658
Shares issued upon reinvestment of distributions	149,584	2,206,356	41,652	464,833
Shares redeemed	(2,302,706)	(33,793,765)	(841,890)	(11,236,855)

Net increase	2,391,598	$35,181,813	13,202,694	$171,356,636

Class C
Shares sold	1,680,900	$22,251,519	4,391,247	$52,325,064
Shares issued upon reinvestment of distributions	49,108	651,662	11,250	113,960
Shares redeemed	(261,273)	(3,471,310)	(116,286)	(1,392,663)

Net increase	1,468,735	$19,431,871	4,286,211	$51,046,361

Class I
Shares sold	4,153,183	$61,408,858	7,175,192	$98,356,000
Shares issued upon reinvestment of distributions	65,268	969,236	45,742	512,762
Shares redeemed	(1,344,511)	(19,743,542)	(635,776)	(8,740,752)

Net increase	2,873,940	$42,634,552	6,585,158	$90,128,010

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York (the “Court”) against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

11. Subsequent Events. On May 2, 2014, the SEC filed with the Court a stipulation of voluntary dismissal of the civil action against the Executive Vice President and Chief Operating Officer of the Adviser.

15

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

Management has evaluated the impact on the Fund of all other subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

16

The Gabelli Focus Five Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited)

During the six months ended March 31, 2014, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the “Independent Board Members”) who are not “interested persons” of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the performance of the Fund over various periods against a peer group of small cap core funds. The Independent Board Members noted that the Fund’s performance was in the fourth quartile for the one year period and in the second quartile for the three year and five year periods. The Independent Board Members also noted that the Fund’s performance was of less relevance than is usually the case due to the recent changes in investment strategy and portfolio management team.

Profitability. The Independent Board Members reviewed summary data regarding the historical lack of profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that an affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions and that the Adviser received a moderate level of soft dollar research benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of small cap core funds and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members did not compare the management fee with the fees for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an acceptable performance record. The Independent Board Members also concluded that the Fund’s expense ratios were reasonable in light of the lack of profitability to the Adviser of managing the Fund, and that economies of scale were not a factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the

17

The Gabelli Focus Five Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited) (Continued)

Independent Board Members determined to recommend continuation of the Advisory Agreements to the full Board. Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

18

THE GABELLI FOCUS FIVE FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Daniel M. Miller has been the portfolio manager of the Gabelli Focus Five Fund since inception of the investment strategy on January 1, 2012. He is also a Managing Director of GAMCO Asset Management and Chairman of G. research, Inc., the Firm’s institutional research business. Mr. Miller served as Head of Institutional Equities at G. research, Inc. from 2004 - 2011, where he oversaw a significant expansion of the brokerage business. His responsibilities included managing the Firm’s daily research meetings, the institutional sales and trading teams, and seven industry conferences. Mr. Miller graduated magna cum laude with a degree in finance from the University of Miami in Coral Gables, FL.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.

THE GABELLI FOCUS FIVE FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, Inc.

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Focus Five Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB840Q114SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Equity Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/30/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/30/2014

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	5/30/2014

* Print the name and title of each signing officer under his or her signature.